UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number 811-4133
RIVERSOURCE STRATEGIC ALLOCATION SERIES, INC.
(Exact name of registrant as specified in charter)
50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474
(Address of principal executive offices) (Zip code)
Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
(Name and address of agent for service)
Registrant’s telephone number, including area code: (612) 671-1947
Date of fiscal year end: September 30
Date of reporting period: June 30, 2010

Portfolio of Investments
RiverSource Strategic Allocation Fund
June 30, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Common Stocks (76.6%)

Issuer	Shares		Value(a)
Aerospace & Defense (2.7%)
BAE Systems PLC	279,223	(c)	$1,299,043
BE Aerospace, Inc.	3,795	(b)	96,507
Ceradyne, Inc.	6,829	(b)	145,936
Esterline Technologies Corp.	1,224	(b)	58,079
GenCorp, Inc.	15,100	(b,j)	66,138
General Dynamics Corp.	45,818		2,683,102
L-3 Communications Holdings, Inc.	4,100		290,444
Lockheed Martin Corp.	36,626		2,728,637
MTU Aero Engines Holding AG	16,085	(c)	895,682
Northrop Grumman Corp.	22,891		1,246,186
Precision Castparts Corp.	5,808		597,759
Raytheon Co.	205,436		9,941,047
Rockwell Collins, Inc.	7,645		406,179
Spirit Aerosystems Holdings, Inc., Class A	4,767	(b)	90,859
The Boeing Co.	31,030	(j)	1,947,133
Triumph Group, Inc.	2,017		134,393
United Technologies Corp.	81,449	(j)	5,286,855

Total			27,913,979

Air Freight & Logistics (0.3%)
Air Transport Services Group, Inc.	15,567	(b)	74,099
Atlas Air Worldwide Holdings, Inc.	3,978	(b)	188,955
CH Robinson Worldwide, Inc.	12,500		695,750
FedEx Corp.	23,233	(j)	1,628,866

Total			2,587,670

Airlines (0.3%)
AirTran Holdings, Inc.	13,218	(b)	64,107
Alaska Air Group, Inc.	5,211	(b)	234,234
Allegiant Travel Co.	2,577		110,012
Continental Airlines, Inc., Class B	7,827	(b)	172,194
Copa Holdings SA, Class A	2,103	(c)	92,995
Hawaiian Holdings, Inc.	15,661	(b,j)	80,967
Skywest, Inc.	13,038		159,324
Southwest Airlines Co.	115,024		1,277,918
Turk Hava Yollari	257,058	(b,c)	633,210

Total			2,824,961

Auto Components (0.1%)
Autoliv, Inc.	6,980	(b,c)	333,993
Cooper Tire & Rubber Co.	6,920	(j)	134,940
Hankook Tire Co., Ltd.	3,630	(c)	82,384
Hyundai Mobis	1,312	(c)	220,129
Nokian Renkaat OYJ	3,096	(c)	75,760
Spartan Motors, Inc.	15,310		64,302
Tenneco, Inc.	6,078	(b)	128,003
TRW Automotive Holdings Corp.	1,475	(b)	40,666

Total			1,080,177

Issuer	Shares		Value(a)
Automobiles (0.4%)
Astra International Tbk PT	22,500	(c)	118,878
Ford Motor Co.	80,753	(b)	813,990
Harley-Davidson, Inc.	42,123	(j)	936,394
Hero Honda Motors Ltd.	2,660	(c)	116,698
Honda Motor Co., Ltd.	16,200	(c)	476,029
Nissan Motor Co., Ltd.	199,700	(b,c)	1,392,156
Toyota Motor Corp.	15,400	(c)	529,333

Total			4,383,478

Beverages (1.0%)
Brown-Forman Corp., Class B	10,954		626,897
Carlsberg A/S, Series B	19,139	(c)	1,458,576
Cott Corp.	182,487	(b,c)	1,062,074
The Coca-Cola Co.	143,901	(j)	7,212,319

Total			10,359,866

Biotechnology (0.4%)
Amgen, Inc.	60,094	(b)	3,160,945
Cephalon, Inc.	9,402	(b)	533,564
Cubist Pharmaceuticals, Inc.	3,224	(b)	66,414
Ironwood Pharmaceuticals, Inc.	4,300	(b)	51,256
PDL BioPharma, Inc.	20,836		117,098
Pharmasset, Inc.	2,692	(b)	73,599

Total			4,002,876

Building Products (0.1%)
AAON, Inc.	6,900		160,838
Apogee Enterprises, Inc.	7,855		85,070
Masco Corp.	13,813		148,628
Quanex Building Products Corp.	3,658		63,247

Total			457,783

Capital Markets (1.2%)
Apollo Investment Corp.	25,132		234,482
BGC Partners, Inc., Class A	17,355		88,684
Credit Suisse Group AG	20,274	(c)	762,353
Deutsche Bank AG	15,301	(c)	857,684
Franklin Resources, Inc.	22,093		1,904,196
GFI Group, Inc.	16,613		92,701
ICAP PLC	122,168	(c)	731,947
Intermediate Capital Group PLC	233,418	(c)	865,403
International Assets Holding Corp.	3,726	(b)	59,616
Knight Capital Group, Inc., Class A	9,191	(b)	126,744
MF Global Holdings Ltd.	9,064	(b)	51,755
Morgan Stanley	81,426		1,889,897
MVC Capital, Inc.	4,550	(j)	58,786
Oppenheimer Holdings, Inc., Class A	2,031		48,642
optionsXpress Holdings, Inc.	3,598	(b)	56,633
Penson Worldwide, Inc.	9,405	(b,j)	53,044
Solar Capital Ltd.	8,100		156,006
SWS Group, Inc.	5,697		54,122
T Rowe Price Group, Inc.	9,493	(j)	421,394
The Goldman Sachs Group, Inc.	19,644		2,578,667
TICC Capital Corp.	20,900		175,560
Tokai Tokyo Financial Holdings, Inc.	172,000	(c)	676,199

Total			11,944,515

Issuer	Shares		Value(a)
Chemicals (1.1%)
Ashland, Inc.	4,860		225,601
BASF SE	36,941	(c)	2,022,249
CF Industries Holdings, Inc.	13,194		837,159
Clariant AG	109,558	(b,c)	1,387,461
Cytec Industries, Inc.	3,777		151,042
Eastman Chemical Co.	1,731		92,366
Hitachi Chemical Co., Ltd.	43,800	(c)	814,045
Huntsman Corp.	14,490		125,628
Innophos Holdings, Inc.	4,245		110,710
International Flavors & Fragrances, Inc.	39,700		1,684,074
Israel Chemicals Ltd.	4,277	(c)	44,584
Lubrizol Corp.	1,484		119,180
NewMarket Corp.	1,817		158,660
PolyOne Corp.	6,282	(b)	52,894
PPG Industries, Inc.	2,451		148,065
Sigma-Aldrich Corp.	4,832		240,779
Stepan Co.	2,314		158,347
The Dow Chemical Co.	85,448		2,026,827
The Sherwin-Williams Co.	14,786		1,023,043
WR Grace & Co.	10,967	(b)	230,746

Total			11,653,460

Commercial Banks (4.0%)
Australia & New Zealand Banking Group Ltd.	88,364	(c,j)	1,586,103
Bancfirst Corp.	1,720		62,763
Banco Bilbao Vizcaya Argentaria SA	125,202	(c)	1,289,789
Banco Bradesco SA, ADR	4,720	(c,j)	74,859
Banco Santander Chile, ADR	877	(c)	58,838
Banco Santander SA	204,805	(c)	2,147,361
Bangkok Bank PCL	33,700	(c)	132,056
Bank Central Asia Tbk PT	209,500	(c)	136,311
Bank of China Ltd., Series H	1,949,000	(c,j)	983,364
Bank Rakyat Indonesia	109,500	(c)	111,171
BB&T Corp.	24,921		655,672
BNP Paribas	25,936	(c)	1,395,206
China Construction Bank Corp., Series H	202,000	(c,j)	162,627
CIMB Group Holdings Bhd	69,400	(c)	149,585
Comerica, Inc.	11,067		407,598
Commonwealth Bank of Australia	16,107	(c)	650,741
DBS Group Holdings Ltd.	97,000	(c)	941,576
Fifth Third Bancorp	151,638		1,863,631
First Horizon National Corp.	45,451	(b)	520,410
HDFC Bank Ltd., ADR	1,095	(c,j)	156,552
HSBC Holdings PLC	151,820	(c)	1,386,426
Huntington Bancshares, Inc.	90,824		503,165
ICICI Bank Ltd., ADR	3,409	(c,j)	123,201
Industrial & Commercial Bank of China, Series H	265,000	(c)	192,634
Itaú Unibanco Holding SA, ADR	20,200	(c,j)	363,802
Kasikornbank PCL	37,600	(c)	109,555
KeyCorp	51,683		397,442
M&T Bank Corp.	11,912	(j)	1,011,924
MainSource Financial Group, Inc.	7,800		55,926
Marshall & Ilsley Corp.	33,319		239,230
National Bank of Greece SA	53,277	(b,c)	573,589
PNC Financial Services Group, Inc.	146,924		8,301,207
Punjab National Bank Ltd.	4,127	(c)	92,676
Republic Bancorp, Inc., Class A	3,600		80,640
Shinhan Financial Group Co., Ltd., ADR	1,385	(c,j)	101,133
Standard Bank Group Ltd.	7,549	(c)	100,202
Sumitomo Mitsui Financial Group, Inc.	58,200	(c)	1,647,850
SunTrust Banks, Inc.	61,682	(j)	1,437,191
SVB Financial Group	6,451	(b)	265,975

Issuer	Shares		Value(a)
Svenska Handelsbanken AB, Series A	39,016	(c)	954,734
The Governor & Co. of the Bank of Ireland	596,634	(b,c)	480,639
Turkiye Garanti Bankasi AS	34,655	(c)	144,326
Turkiye Halk Bankasi AS	10,938	(c)	80,809
UMB Financial Corp.	1,563		55,580
Union Bank of India	17,403	(c)	115,517
US Bancorp	47,719		1,066,520
Wells Fargo & Co.	285,049		7,297,254
Wintrust Financial Corp.	1,741		58,045

Total			40,723,405

Commercial Services & Supplies (0.3%)
Aeon Delight Co., Ltd.	53,700	(c)	1,045,685
Consolidated Graphics, Inc.	1,612	(b)	69,703
Corrections Corp.of America	4,197	(b)	80,079
Deluxe Corp.	3,500		65,625
Herman Miller, Inc.	4,877		92,029
Kimball International, Inc., Class B	9,996		55,278
Pitney Bowes, Inc.	17,192	(j)	377,536
RR Donnelley & Sons Co.	45,187		739,711
Steelcase, Inc., Class A	8,415		65,216
The Brink’s Co.	7,128		135,646
United Stationers, Inc.	2,248	(b)	122,449
Viad Corp.	2,921		51,556

Total			2,900,513

Communications Equipment (0.6%)
Blue Coat Systems, Inc.	2,902	(b)	59,288
Cisco Systems, Inc.	160,735	(b)	3,425,263
Harris Corp.	11,931		496,926
Motorola, Inc.	174,507	(b)	1,137,786
Netgear, Inc.	3,650	(b)	65,116
O-Net Communications Group Ltd.	202,000	(b,c)	90,542
Plantronics, Inc.	5,871		167,911
Tellabs, Inc.	40,401		258,162

Total			5,700,994

Computers & Peripherals (3.8%)
Apple, Inc.	118,545	(b)	29,817,623
Asustek Computer, Inc.	4,050	(c)	29,847
Dell, Inc.	234,623	(b,j)	2,829,553
Intevac, Inc.	4,474	(b,j)	47,738
NCR Corp.	11,758	(b)	142,507
NetApp, Inc.	92,415	(b)	3,448,003
Novatel Wireless, Inc.	9,994	(b,j)	57,366
Pegatron Corp.	10,900	(b,c)	10,199
SanDisk Corp.	2,700	(b)	113,589
Seagate Technology	4,769	(b,c)	62,188
Teradata Corp.	17,864	(b)	544,495
Western Digital Corp.	41,954	(b)	1,265,333
Wistron Corp.	5,000	(c)	7,330

Total			38,375,771

Construction & Engineering (0.5%)
Comfort Systems USA, Inc.	8,249		79,685
CTCI Corp.	847,623	(c)	830,213
EMCOR Group, Inc.	11,471	(b)	265,783
Fluor Corp.	32,391		1,376,617
Granite Construction, Inc.	4,282	(j)	100,970
KBR, Inc.	12,259		249,348

Issuer	Shares		Value(a)
Layne Christensen Co.	2,216	(b)	53,782
Maire Tecnimont SpA	286,478	(c)	909,690
Michael Baker Corp.	2,181	(b)	76,117
The Shaw Group, Inc.	3,385	(b)	115,835
Toyo Engineering Corp.	241,000	(c)	696,415

Total			4,754,455

Construction Materials (0.1%)
Ciments Francais SA	6,352	(c)	473,123
Indocement Tunggal Prakarsa Tbk PT	64,000	(c)	110,630

Total			583,753

Consumer Finance (0.9%)
American Express Co.	157,983		6,271,924
Cash America International, Inc.	3,545		121,487
Discover Financial Services	140,322		1,961,702
Ezcorp, Inc., Class A	4,723	(b)	87,612
Nelnet, Inc., Class A	5,500		106,040
SLM Corp.	71,359	(b)	741,420

Total			9,290,185

Containers & Packaging (—%)
Graham Packaging Co., Inc.	4,100	(b)	49,077
Rock-Tenn Co., Class A	1,637		81,310
Temple-Inland, Inc.	2,555		52,812

Total			183,199

Distributors (0.1%)
Core-Mark Holding Co., Inc.	2,097	(b)	57,458
Genuine Parts Co.	11,703		461,683
Li & Fung Ltd.	18,000	(c)	80,539

Total			599,680

Diversified Consumer Services (0.1%)
Apollo Group, Inc., Class A	15,048	(b)	639,088
Corinthian Colleges, Inc.	5,999	(b,j)	59,090
H&R Block, Inc.	28,936		454,006
Pre-Paid Legal Services, Inc.	1,125	(b,j)	51,176
Regis Corp.	6,872		106,997
Sotheby’s	3,850	(j)	88,050

Total			1,398,407

Diversified Financial Services (1.6%)
AMMB Holdings Bhd	67,400	(c)	103,409
Bank of America Corp.	651,366		9,360,129
BM&FBovespa SA	20,600	(c)	133,551
CIT Group, Inc.	3,700	(b)	125,282
Citigroup, Inc.	1,343,954	(b,j)	5,053,267
ING Groep NV	136,135	(b,c)	1,007,346
IntercontinentalExchange, Inc.	800	(b)	90,424
Metro Pacific Investments Corp.	1,577,000	(b,c)	92,541

Total			15,965,949

Diversified Telecommunication Services (2.7%)
Alaska Communications Systems Group, Inc.	7,900	(j)	67,071
AT&T, Inc.	640,388		15,490,985
Bezeq Israeli Telecommunication Corp., Ltd.	399,437	(c)	873,670
CenturyLink, Inc.	1,700		56,627
Chunghwa Telecom Co., Ltd., ADR	7,711	(c)	151,830
Qwest Communications International, Inc.	73,785		387,371

Issuer	Shares		Value(a)
TELE2 AB, Series B	71,519	(c)	1,068,811
Telefonica SA	22,673	(c)	419,959
Telenor ASA	54,773	(c)	690,178
Verizon Communications, Inc.	305,249		8,553,077

Total			27,759,579

Electric Utilities (1.3%)
Central Vermont Public Service Corp.	2,300		45,402
Edison International	48,140		1,527,001
Enel SpA	163,953	(c)	694,119
Exelon Corp.	77,142		2,929,082
FirstEnergy Corp.	43,044		1,516,440
Fortum OYJ	61,086	(c)	1,340,716
Idacorp, Inc.	6,100		202,947
Progress Energy, Inc.	33,493		1,313,595
RusHydro, ADR	5,496	(b,c)	26,527
Southern Co.	103,109		3,431,468
UIL Holdings Corp.	7,100		177,713

Total			13,205,010

Electrical Equipment (0.5%)
Emerson Electric Co.	37,081		1,620,069
EnerSys	5,829	(b)	124,566
GrafTech International Ltd.	4,760	(b)	69,591
Harbin Electric, Inc.	4,231	(b,c,j)	70,446
LS Corp.	810	(c)	58,063
Mitsubishi Electric Corp.	149,000	(c)	1,163,393
Powell Industries, Inc.	3,300	(b)	90,222
Rockwell Automation, Inc.	13,095		642,834
Schneider Electric SA	10,929	(c)	1,103,693
Zhuzhou CSR Times Electric Co., Ltd., Series H	45,000	(c)	95,271

Total			5,038,148

Electronic Equipment, Instruments & Components (0.7%)
Agilent Technologies, Inc.	66,488	(b)	1,890,253
Anixter International, Inc.	5,758	(b)	245,291
Arrow Electronics, Inc.	4,398	(b)	98,295
Avnet, Inc.	4,887	(b)	117,826
Bell Microproducts, Inc.	14,400	(b)	100,512
Benchmark Electronics, Inc.	6,221	(b)	98,603
Dolby Laboratories, Inc., Class A	4,000	(b)	250,760
Electro Rent Corp.	6,600		84,414
FUJIFILM Holdings Corp.	31,600	(c,j)	913,585
Hon Hai Precision Industry Co., Ltd.	83,000	(b,c)	291,070
Insight Enterprises, Inc.	10,539	(b)	138,693
Jabil Circuit, Inc.	25,419		338,073
Littelfuse, Inc.	2,937	(b)	92,839
Methode Electronics, Inc.	8,045		78,358
Murata Manufacturing Co., Ltd.	18,900	(c)	901,662
Plexus Corp.	3,100	(b)	82,894
SYNNEX Corp.	5,375	(b,j)	137,708
Tyco Electronics Ltd.	39,710	(c)	1,007,839
Vishay Intertechnology, Inc.	8,938	(b)	69,180
WPG Holdings Co., Ltd.	84,000	(c)	154,915

Total			7,092,770

Energy Equipment & Services (1.1%)
Atwood Oceanics, Inc.	3,622	(b)	92,433
Baker Hughes, Inc.	27,874	(j)	1,158,722
Core Laboratories NV	4,274	(c,j)	630,885

Issuer	Shares		Value(a)
Diamond Offshore Drilling, Inc.	13,913	(j)	865,249
Ensco PLC, ADR	16,225	(c)	637,318
FMC Technologies, Inc.	16,733	(b)	881,160
Gulfmark Offshore, Inc., Class A	4,004	(b)	104,905
Halliburton Co.	15,400	(j)	378,070
Helmerich & Payne, Inc.	5,023		183,440
Lufkin Industries, Inc.	6,350		247,587
Nabors Industries Ltd.	37,869	(b,c,j)	667,252
National Oilwell Varco, Inc.	41,129		1,360,135
Noble Corp.	43,325	(b,c)	1,339,176
Oil States International, Inc.	3,639	(b)	144,032
Pride International, Inc.	9,291	(b)	207,561
Rowan Companies, Inc.	8,486	(b)	186,183
SEACOR Holdings, Inc.	1,278	(b)	90,303
Shinko Plantech Co., Ltd.	119,700	(c)	1,060,286
Tecnicas Reunidas SA	12,512	(c)	568,944
Tetra Technologies, Inc.	8,271	(b)	75,101
Unit Corp.	2,053	(b)	83,331
Weatherford International Ltd.	15,557	(b,c,j)	204,419
Willbros Group, Inc.	6,775	(b)	50,135

Total			11,216,627

Food & Staples Retailing (2.2%)
BIM Birlesik Magazalar AS	6,220	(c)	172,516
BJ’s Wholesale Club, Inc.	5,402	(b)	199,928
Cia Brasileira de Distribuicao Grupo Pao de Acucar	3,000	(c)	104,810
CP ALL PCL	50,000	(c)	44,090
Drogasil SA	5,200	(c)	99,407
Eurocash SA	12,426	(c)	79,150
George Weston Ltd.	9,700	(c)	663,464
Grupo Comercial Chedruai SA de CV	22,900	(b,c)	59,864
Koninklijke Ahold NV	111,772	(c)	1,382,437
Magnit OJSC, GDR	4,792	(b,c,d,h)	67,088
Nash Finch Co.	1,670		57,047
Ruddick Corp.	5,411		167,687
Safeway, Inc.	59,345		1,166,723
Seven & I Holdings Co., Ltd.	62,700	(c)	1,437,107
Spartan Stores, Inc.	4,235		58,104
SUPERVALU, Inc.	47,545		515,388
The Andersons, Inc.	1,721		56,087
Walgreen Co.	58,339		1,557,651
Wal-Mart Stores, Inc.	300,550		14,447,438
Whole Foods Market, Inc.	9,241	(b,g,j)	332,861
Winn-Dixie Stores, Inc.	6,432	(b)	62,004

Total			22,730,851

Food Products (2.6%)
American Italian Pasta Co., Class A	1,787	(b)	94,479
Archer-Daniels-Midland Co.	80,523		2,079,104
Balrampur Chini Mills Ltd.	363,029	(c)	655,803
Bunge Ltd.	2,266		111,465
Cal-Maine Foods, Inc.	4,409		140,779
Campbell Soup Co.	13,800		494,454
Darling International, Inc.	11,362	(b,j)	85,329
Dean Foods Co.	30,491	(b)	307,044
Fresh Del Monte Produce, Inc.	3,434	(b,c)	69,504
General Mills, Inc.	53,564		1,902,593
Green Mountain Coffee Roasters, Inc.	3,210	(b)	82,497
HJ Heinz Co.	7,900		341,438
Hormel Foods Corp.	76,039		3,078,058

Issuer	Shares		Value(a)
Kellogg Co.	16,100		809,830
Marine Harvest ASA	1,413,242	(c)	933,483
Nestlé SA	28,203	(c)	1,360,105
Sara Lee Corp.	211,975		2,988,848
The Hershey Co.	201,629		9,664,077
Toyo Suisan Kaisha Ltd.	29,000	(c)	692,434
Viterra, Inc.	112,900	(b,c)	751,960

Total			26,643,284

Gas Utilities (0.2%)
Chesapeake Utilities Corp.	4,400		138,160
Nicor, Inc.	7,005		283,703
Oneok, Inc.	7,767		335,923
Perusahaan Gas Negara PT	2,088,500	(c)	885,357
Questar Corp.	2,942		133,832
Southwest Gas Corp.	6,600		194,700
The Laclede Group, Inc.	2,600		86,138
Towngas China Co., Ltd.	71,000	(c)	26,796
Xinao Gas Holdings Ltd.	55,000	(c)	121,738

Total			2,206,347

Health Care Equipment & Supplies (0.9%)
Arthrocare Corp.	5,100	(b,j)	156,315
Becton Dickinson and Co.	14,878		1,006,050
CareFusion Corp.	36,295	(b,j)	823,897
CR Bard, Inc.	14,165		1,098,212
ev3, Inc.	8,688	(b)	194,698
Hospira, Inc.	5,900	(b)	338,955
Intuitive Surgical, Inc.	6,317	(b)	1,993,772
Medical Action Industries, Inc.	8,400	(b)	100,716
Medtronic, Inc.	75,919		2,753,582
Sirona Dental Systems, Inc.	2,058	(b)	71,701
St. Shine Optical Co., Ltd.	5,000	(c)	39,845
St. Jude Medical, Inc.	7,290	(b)	263,096
STERIS Corp.	2,884		89,635
Top Glove Corp. Bhd	17,700	(c)	74,889
Varian Medical Systems, Inc.	7,811	(b)	408,359

Total			9,413,722

Health Care Providers & Services (2.6%)
Aetna, Inc.	27,325		720,834
AMERIGROUP Corp.	8,351	(b)	271,240
AmerisourceBergen Corp.	33,050		1,049,338
Bio-Reference Labs, Inc.	7,500	(b)	166,275
Cardinal Health, Inc.	91,727		3,082,944
Catalyst Health Solutions, Inc.	1,806	(b)	62,307
Centene Corp.	8,898	(b)	191,307
CIGNA Corp.	96,097		2,984,773
Corvel Corp.	2,100	(b)	70,959
Coventry Health Care, Inc.	36,309	(b)	641,943
Emergency Medical Services Corp., Class A	2,127	(b)	104,287
Fleury SA	6,983	(b,c)	77,077
Health Net, Inc.	8,227	(b)	200,492
Healthspring, Inc.	13,485	(b)	209,152
Humana, Inc.	48,434	(b)	2,211,981
Kindred Healthcare, Inc.	12,003	(b)	154,119
Laboratory Corp. of America Holdings	1,100	(b)	82,885
Landauer, Inc.	1,200		73,056
Lincare Holdings, Inc.	5,459	(b)	177,456
Magellan Health Services, Inc.	7,078	(b)	257,073

Issuer	Shares		Value(a)
McKesson Corp.	10,270	(j)	689,733
Miraca Holdings, Inc.	40,600	(c)	1,215,720
Molina Healthcare, Inc.	5,006	(b)	144,173
Odontoprev SA	1,864	(c)	64,450
Odyssey HealthCare, Inc.	5,600	(b)	149,632
Quest Diagnostics, Inc.	6,000		298,620
Sinopharm Group Co., Series H	4,800	(c)	17,491
Sun Healthcare Group, Inc.	6,446	(b)	52,084
The Providence Service Corp.	3,400	(b)	47,600
Triple-S Management Corp., Series B	6,366	(b,c)	118,089
UnitedHealth Group, Inc.	256,090		7,272,955
Universal American Corp.	8,675	(b)	124,920
WellCare Health Plans, Inc.	3,257	(b)	77,321
WellPoint, Inc.	80,586	(b)	3,943,073

Total			27,005,359

Health Care Technology (—%)
Computer Programs & Systems, Inc.	4,000		163,680
Medidata Solutions, Inc.	7,700	(b)	119,273

Total			282,953

Hotels, Restaurants & Leisure (0.1%)
Ctrip.com International Ltd., ADR	1,904	(b,c)	71,514
Domino’s Pizza, Inc.	5,800	(b)	65,540
Las Vegas Sands Corp.	4,660	(b,j)	103,172
OPAP SA	46,950	(c)	584,087
Shangri-La Asia Ltd.	24,000	(c)	44,301
Wyndham Worldwide Corp.	14,936		300,811

Total			1,169,425

Household Durables (0.6%)
American Greetings Corp., Class A	5,695		106,838
Arnest One Corp.	95,800	(c)	971,988
DR Horton, Inc.	25,906		254,656
Foster Electric Co., Ltd.	40,600	(c)	1,051,185
Garmin Ltd.	9,121	(c,j)	266,151
KB Home	17,276		190,036
Lennar Corp., Class A	28,238		392,791
Libbey, Inc.	7,700	(b,j)	99,946
MRV Engenharia e Participacoes SA	10,000	(c)	70,649
National Presto Industries, Inc.	553		51,352
NVR, Inc.	108	(b)	70,743
Pulte Group, Inc.	67,823	(b)	561,574
SEB SA	13,686	(c)	884,823
Stanley Black & Decker, Inc.	7,108		359,096
Whirlpool Corp.	13,040	(j)	1,145,173
Woongjin Coway Co., Ltd.	2,690	(c)	90,159

Total			6,567,160

Household Products (0.2%)
Kimberly-Clark Corp.	26,400	(j)	1,600,632
McBride PLC	58,441	(c)	113,466

Total			1,714,098

Independent Power Producers & Energy Traders (0.4%)
Constellation Energy Group, Inc.	39,407		1,270,876
International Power PLC	294,505	(c)	1,315,019
NRG Energy, Inc.	42,718	(b)	906,049
The AES Corp.	76,438	(b)	706,287

Total			4,198,231

Issuer	Shares		Value(a)
Industrial Conglomerates (2.0%)
3M Co.	57,273		4,523,994
DCC PLC	38,978	(c)	882,206
General Electric Co.	861,229		12,418,923
McDermott International, Inc.	10,023	(b)	217,098
Raven Industries, Inc.	4,800		161,808
Seaboard Corp.	96		144,960
Standex International Corp.	1,886		47,810
Textron, Inc.	42,715		724,874
Tyco International Ltd.	50,919	(c,j)	1,793,876

Total			20,915,549

Insurance (4.9%)
Aflac, Inc.	68,405		2,918,841
Allianz SE	8,686	(c)	857,162
Allied World Assurance Co. Holdings Ltd.	3,016	(c)	136,866
Alterra Capital Holdings Ltd.	4,027	(c,j)	75,627
American Financial Group, Inc.	6,000		163,920
American Physicians Capital, Inc.	1,521		46,923
AMERISAFE, Inc.	4,709	(b)	82,643
Amil Participacoes SA	11,000	(c)	89,295
Amtrust Financial Services, Inc.	6,386		76,887
AON Corp.	37,644		1,397,345
Arch Capital Group Ltd.	1,354	(b,c)	100,873
Argo Group International Holdings Ltd.	4,122	(c)	126,092
Assurant, Inc.	40,795		1,415,587
Axis Capital Holdings Ltd.	35,737	(c)	1,062,104
Baloise Holding AG	3,672	(c)	255,629
Brit Insurance Holdings NV	76,697	(c)	1,032,774
China Life Insurance Co., Ltd., ADR	1,000	(c,j)	65,200
China Life Insurance Co., Ltd., Series H	37,000	(c)	161,824
China Pacific Insurance Group Co., Ltd., Series H	16,800	(c)	66,474
Chubb Corp.	91,790		4,590,418
Cincinnati Financial Corp.	18,361		474,999
CNA Surety Corp.	4,886	(b)	78,518
CNO Financial Group, Inc.	43,349	(b)	214,578
Endurance Specialty Holdings Ltd.	2,395	(c)	89,884
Flagstone Reinsurance Holdings SA	4,815	(c)	52,098
FPIC Insurance Group, Inc.	2,760	(b)	70,794
Genworth Financial, Inc., Class A	19,640	(b)	256,695
Hartford Financial Services Group, Inc.	94,298		2,086,815
HCC Insurance Holdings, Inc.	4,749		117,585
Horace Mann Educators Corp.	12,141		185,757
Lincoln National Corp.	43,489		1,056,348
Marsh & McLennan Companies, Inc.	15,500		349,525
Meadowbrook Insurance Group, Inc.	7,702		66,468
MetLife, Inc.	36,536		1,379,599
Montpelier Re Holdings Ltd.	9,001	(c)	134,385
National Financial Partners Corp.	9,725	(b)	95,013
PartnerRe Ltd.	3,754	(c)	263,306
Platinum Underwriters Holdings Ltd.	7,715	(c)	279,977
Principal Financial Group, Inc.	93,425		2,189,882
ProAssurance Corp.	4,980	(b)	282,665
Protective Life Corp.	4,914		105,110
Prudential Financial, Inc.	42,507		2,280,926
RenaissanceRe Holdings Ltd.	2,140	(c)	120,418
Safety Insurance Group, Inc.	3,023		111,911
Sampo OYJ, Series A	59,329	(c)	1,250,718
SeaBright Holdings, Inc.	5,530		52,424

Issuer	Shares		Value(a)
StanCorp Financial Group, Inc.	3,136		127,133
The Allstate Corp.	200,598		5,763,182
The Progressive Corp.	202,168		3,784,585
The Travelers Companies, Inc.	151,660		7,469,256
Torchmark Corp.	26,431		1,308,599
Unum Group	28,830		625,611
Validus Holdings Ltd.	2,127	(c)	51,941
White Mountains Insurance Group Ltd.	331		107,310
XL Group PLC	74,255	(c,j)	1,188,823
Zurich Financial Services AG	6,132	(c)	1,351,764

Total			50,147,086

Internet & Catalog Retail (0.2%)
Liberty Media Corp. — Interactive, Class A	6,222	(b,o)	65,331
priceline.com, Inc.	11,655	(b)	2,057,574

Total			2,122,905

Internet Software & Services (0.2%)
Baidu, Inc., ADR	670	(b,c)	45,614
Earthlink, Inc.	28,465		226,581
eBay, Inc.	42,185	(b)	827,248
IAC/InterActiveCorp.	4,038	(b)	88,715
ModusLink Global Solutions, Inc.	8,368	(b)	50,459
NHN Corp.	616	(b,c)	91,648
NIC, Inc.	9,261		59,363
QuinStreet, Inc.	13,300	(b,j)	153,083
Tencent Holdings Ltd.	7,400	(c,j)	122,609
Travelzoo, Inc.	4,800	(b)	59,424

Total			1,724,744

IT Services (2.7%)
Automatic Data Processing, Inc.	29,980		1,206,995
Cognizant Technology Solutions Corp., Class A	81,829	(b)	4,096,360
Computer Sciences Corp.	18,784		849,976
Convergys Corp.	6,913	(b)	67,817
CSG Systems International, Inc.	5,198	(b)	95,279
Fidelity National Information Services, Inc.	3,400		91,188
Global Cash Access Holdings, Inc.	6,000	(b)	43,260
Heartland Payment Systems, Inc.	3,727		55,309
IBM Corp.	155,104		19,152,242
Infosys Technologies Ltd.	2,135	(c)	127,391
Infosys Technologies Ltd., ADR	700	(c)	41,937
Paychex, Inc.	11,400		296,058
Redecard SA	5,700	(c)	80,571
SAIC, Inc.	21,770	(b)	364,430
Sapient Corp.	6,039		61,235
TeleTech Holdings, Inc.	5,584	(b)	71,978
The Western Union Co.	14,700		219,177
Total System Services, Inc.	24,529		333,594
Unisys Corp.	2,690	(b)	49,738
VeriFone Systems, Inc.	3,300	(b)	62,469

Total			27,367,004

Leisure Equipment & Products (0.1%)
Altek Corp.	370,000	(c)	477,532
Eastman Kodak Co.	80,538	(b,j)	349,535
Giant Manufacturing Co., Ltd.	27,000	(c)	81,766
Jakks Pacific, Inc.	8,599	(b)	123,654
Mattel, Inc.	12,599		266,595
Polaris Industries, Inc.	2,063		112,681

Total			1,411,763

Issuer	Shares		Value(a)
Machinery (0.8%)
AGCO Corp.	5,608	(b)	151,248
ArvinMeritor, Inc.	3,702	(b)	48,496
Blount International, Inc.	9,600	(b)	98,592
Bucyrus International, Inc.	3,700		175,565
Caterpillar, Inc.	42,032		2,524,863
Chart Industries, Inc.	4,200	(b)	65,436
Cummins, Inc.	1,926		125,440
Demag Cranes AG	21,779	(b,c)	663,226
Eaton Corp.	15,042		984,349
EnPro Industries, Inc.	1,443	(b)	40,620
Flowserve Corp.	6,386		541,533
Illinois Tool Works, Inc.	17,022	(j)	702,668
Ingersoll-Rand PLC	27,392	(c)	944,750
Joy Global, Inc.	2,255		112,953
LB Foster Co., Class A	2,114	(b)	54,795
Mueller Industries, Inc.	4,994		122,852
Navistar International Corp.	2,420	(b)	119,064
Nordson Corp.	4,902		274,904
Oshkosh Corp.	5,738	(b)	178,796
Timken Co.	5,089		132,263
WABCO Holdings, Inc.	3,266	(b)	102,814

Total			8,165,227

Marine (—%)
Genco Shipping & Trading Ltd.	3,103	(b,j)	46,514

Media (1.6%)
CBS Corp., Class B	177,494		2,294,997
Discovery Communications, Inc., Class A	10,461	(b)	373,562
DISH Network Corp., Class A	11,741		213,099
Gannett Co., Inc.	15,044		202,492
Lamar Advertising Co., Class A	1,839	(b)	45,092
Liberty Media Corp. — Capital, Series A	2,453	(b,o)	102,805
Naspers Ltd., Series N	3,078	(c)	103,750
News Corp., Class A	196,528	(j)	2,350,476
The Interpublic Group of Companies, Inc.	20,925	(b)	149,195
The New York Times Co., Class A	15,409	(b,j)	133,288
The Walt Disney Co.	229,538	(j)	7,230,448
Time Warner Cable, Inc.	22,300		1,161,384
Viacom, Inc., Class B	73,627		2,309,679
Virgin Media, Inc.	7,620		127,178

Total			16,797,445

Metals & Mining (1.6%)
Alcoa, Inc.	91,895	(j)	924,464
Allegheny Technologies, Inc.	16,658		736,117
Anglo Platinum Ltd.	1,155	(b,c)	109,068
AngloGold Ashanti Ltd., ADR	1,475	(c)	63,691
Aurubis AG	22,342	(c)	979,355
BHP Billiton Ltd., ADR	66,195	(c)	2,084,031
Brush Engineered Materials, Inc.	3,456	(b)	69,051
Centerra Gold, Inc.	51,400	(b,c)	565,907
Cia de Minas Buenaventura SA, ADR	1,933	(c)	74,305
Cliffs Natural Resources, Inc.	5,171		243,864
Eastern Platinum Ltd.	649,500	(b,c)	591,841
Eurasian Natural Resources Corp., PLC	7,703	(c)	97,980
First Quantum Minerals Ltd.	8,200	(c)	412,504

Issuer	Shares		Value(a)
Freeport-McMoRan Copper & Gold, Inc.	81,412	(j)	4,813,891
Gold Fields Ltd., ADR	5,271	(c)	70,473
Gujarat NRE Coke Ltd.	41,303	(c)	56,273
Mechel, ADR	3,361	(c)	60,969
Nucor Corp.	4,608		176,394
Olympic Steel, Inc.	2,946	(j)	67,670
OneSteel Ltd.	187,410	(c)	463,379
POSCO	270	(c)	102,341
Reliance Steel & Aluminum Co.	2,801		101,256
Southern Copper Corp.	3,800		100,852
Sterlite Industries India Ltd.	26,580	(c)	95,938
Tata Steel Ltd.	6,249	(c)	64,699
Teck Resources Ltd., Class B	15,000	(c)	443,700
Thompson Creek Metals Co., Inc.	74,300	(b,c)	644,934
United States Steel Corp.	41,741	(j)	1,609,115
Usinas Siderurgicas de Minas Gerais SA, Series A	1,666	(c)	44,588
Usinas Siderurgicas Minas Gerais SA	2,000	(c)	53,206
Vale SA, ADR	20,369	(c)	471,077
Walter Energy, Inc.	2,068		125,838
Worthington Industries, Inc.	5,013		64,467

Total			16,583,238

Multiline Retail (1.3%)
Big Lots, Inc.	2,300	(b)	73,807
Clicks Group Ltd.	17,110	(c)	75,341
Dillard’s, Inc., Class A	5,507	(j)	118,401
Dollar Tree, Inc.	6,900	(b)	287,247
Family Dollar Stores, Inc.	258,933		9,759,184
Golden Eagle Retail Group Ltd.	50,000	(c)	104,399
JC Penney Co., Inc.	7,797		167,480
Macy’s, Inc.	83,454		1,493,827
Nordstrom, Inc.	48,186		1,551,106
Ramayana Lestari Sentosa Tbk PT	508,000	(c)	53,394
Sears Holdings Corp.	1,147	(b,j)	74,154

Total			13,758,340

Multi-Utilities (0.7%)
AGL Energy Ltd.	82,361	(c)	1,012,315
Ameren Corp.	13,472		320,229
Consolidated Edison, Inc.	36,546		1,575,133
DTE Energy Co.	19,872		906,362
Integrys Energy Group, Inc.	7,712		337,323
PG&E Corp.	41,269		1,696,156
RWE AG	22,276	(c,j)	1,459,913
Xcel Energy, Inc.	15,800		325,638

Total			7,633,069

Office Electronics (0.2%)
Canon, Inc.	41,500	(c,j)	1,547,295
Xerox Corp.	109,875	(j)	883,395

Total			2,430,690

Oil, Gas & Consumable Fuels (7.0%)
Adaro Energy Tbk PT	179,500	(c)	38,988
Apache Corp.	13,556		1,141,280
AWE Ltd.	504,557	(b,c)	742,168
Bill Barrett Corp.	3,560	(b)	109,541
BP PLC	274,611	(c)	1,314,081
Cairn India Ltd.	13,498	(b,c)	87,411

Issuer	Shares		Value(a)
Chevron Corp.	337,194	(g)	22,881,986
China Shenhua Energy Co., Ltd., Series H	31,000	(c,j)	111,849
Cimarex Energy Co.	2,831		202,643
CNOOC Ltd.	70,000	(c)	118,988
ConocoPhillips	296,251		14,542,962
CVR Energy, Inc.	8,079	(b)	60,754
Exxon Mobil Corp.	164,475		9,386,588
Forest Oil Corp.	3,565	(b)	97,538
Frontline Ltd.	3,641	(c,j)	103,914
Gran Tierra Energy, Inc.	24,694	(b,c,j)	122,482
Hess Corp.	19,000		956,460
Knightsbridge Tankers Ltd.	3,624	(c)	63,746
Lukoil OAO, ADR	5,912	(c)	303,015
Marathon Oil Corp.	124,506	(j)	3,870,892
Massey Energy Co.	8,853		242,130
McMoRan Exploration Co.	9,821	(b)	109,111
Murphy Oil Corp.	38,557		1,910,499
Occidental Petroleum Corp.	54,197		4,181,299
OGX Petroleo e Gas Participacoes SA	18,000	(b,c)	167,263
Patriot Coal Corp.	5,731	(b)	67,339
Penn Virginia Corp.	2,743		55,162
Petroleo Brasileiro SA	30,200	(c)	557,049
Petroleum Development Corp.	4,642	(b)	118,928
Pioneer Natural Resources Co.	2,645		157,245
Rosneft Oil Co., GDR	24,800	(c)	151,236
Royal Dutch Shell PLC, Series B	51,541	(c)	1,245,282
SM Energy Co.	4,344		174,455
Spectra Energy Corp.	68,243		1,369,637
Stone Energy Corp.	3,925	(b)	43,803
Sunoco, Inc.	8,663		301,213
Swift Energy Co.	1,479	(b)	39,800
Tambang Batubara Bukit Asam Tbk PT	43,500	(c)	82,045
The Williams Companies, Inc.	23,923		437,312
Total SA	29,553	(c)	1,319,049
Valero Energy Corp.	37,541		674,987
Western Refining, Inc.	12,165	(b,j)	61,190
Whiting Petroleum Corp.	2,607	(b)	204,441
World Fuel Services Corp.	8,239	(j)	213,720
Yanzhou Coal Mining Co., Ltd., ADR	700	(c,j)	13,405
Yanzhou Coal Mining Co., Ltd., Series H	416,000	(c)	799,971

Total			70,954,857

Paper & Forest Products (0.2%)
Clearwater Paper Corp.	1,937	(b)	106,070
Domtar Corp.	911	(c,j)	44,776
International Paper Co.	14,138		319,943
KapStone Paper and Packaging Corp.	4,558	(b)	50,776
MeadWestvaco Corp.	23,026		511,177
Schweitzer-Mauduit International, Inc.	2,676		135,004
Svenska Cellulosa AB, Series B	84,798	(c)	997,601

Total			2,165,347

Personal Products (0.3%)
Hypermarcas SA	7,117	(b,c)	91,294
Nu Skin Enterprises, Inc., Class A	4,888		121,858
The Estee Lauder Companies, Inc., Class A	54,992		3,064,704

Total			3,277,856

Issuer	Shares		Value(a)
Pharmaceuticals (5.4%)
Abbott Laboratories	164,648		7,702,233
AstraZeneca PLC	11,385	(c)	536,540
AstraZeneca PLC, ADR	32,047	(c,j)	1,510,375
Bristol-Myers Squibb Co.	179,675	(j)	4,481,095
Eli Lilly & Co.	58,115	(j)	1,946,853
Endo Pharmaceuticals Holdings, Inc.	10,390	(b)	226,710
Forest Laboratories, Inc.	80,070	(b)	2,196,320
GlaxoSmithKline PLC	45,054	(c)	764,749
Hi-Tech Pharmacal Co., Inc.	1,900	(b)	43,529
Impax Laboratories, Inc.	6,384	(b)	121,679
Johnson & Johnson	174,274	(g)	10,292,622
Kalbe Farma Tbk PT	240,000	(c)	55,110
King Pharmaceuticals, Inc.	51,676	(b)	392,221
Medicis Pharmaceutical Corp., Class A	2,849		62,336
Merck & Co., Inc.	388,534		13,587,035
Novartis AG	18,932	(c)	917,632
Par Pharmaceutical Companies, Inc.	5,790	(b)	150,308
Perrigo Co.	4,746		280,346
Pfizer, Inc.	304,861		4,347,318
Pharmstandard, GDR	2,100	(b,c,d,h)	38,325
Questcor Pharmaceuticals, Inc.	7,968	(b)	81,353
Roche Holding AG	15,151	(c)	2,085,700
Sanofi-Aventis SA	34,255	(c)	2,062,833
Santen Pharmaceutical Co., Ltd.	27,600	(c)	994,862
Valeant Pharmaceuticals International	1,500	(b)	78,435
Viropharma, Inc.	7,656	(b)	85,824

Total			55,042,343

Professional Services (0.4%)
Administaff, Inc.	5,291		127,831
Atkins WS PLC	92,382	(c)	935,203
Dun & Bradstreet Corp.	38,400	(j)	2,577,407
The Corporate Executive Board Co.	2,000		52,540
TrueBlue, Inc.	4,857	(b)	54,350

Total			3,747,331

Real Estate (—%)
BGP Holdings PLC	581,000	(b,c,h)	1

Real Estate Investment Trusts (REITs) (1.4%)
American Capital Agency Corp.	1,831	(j)	48,375
Annaly Capital Management, Inc.	19,000	(j)	325,850
Anworth Mortgage Asset Corp.	13,774		98,071
Apartment Investment & Management Co., Class A	7,967	(j)	154,321
Boston Properties, Inc.	21,505		1,534,167
Capstead Mortgage Corp.	19,418	(j)	214,763
CBL & Associates Properties, Inc.	5,000		62,200
Cogdell Spencer, Inc.	22,300		150,748
Entertainment Properties Trust	5,992	(j)	228,115
Equity Residential	51,523		2,145,418
Glimcher Realty Trust	24,900		148,902
Japan Retail Fund Investment Corp.	996	(c)	1,213,536
Medical Properties Trust, Inc.	9,765		92,182
MFA Financial, Inc.	20,885		154,549
One Liberty Properties, Inc.	6,800		101,388
Resource Capital Corp.	16,600		94,288
Saul Centers, Inc.	4,000		162,520
Simon Property Group, Inc.	44,876		3,623,736
Sun Communities, Inc.	6,100	(j)	158,356
Terreno Realty Corp.	3,500	(b)	61,985
The Macerich Co.	1,229		45,866

Issuer	Shares		Value(a)
Ventas, Inc.	22,944		1,077,221
Vornado Realty Trust	28,798		2,100,814

Total			13,997,371

Real Estate Management & Development (0.3%)
Ayala Land, Inc.	245,000	(c)	69,100
CB Richard Ellis Group, Inc., Class A	9,309	(b)	126,695
China Overseas Land & Investment Ltd.	50,000	(c,j)	93,174
China Vanke Co., Ltd., Series B	57,800	(c)	60,619
Hongkong Land Holdings Ltd.	221,000	(c)	1,092,407
Huaku Development Co., Ltd.	476,000	(c)	1,172,034
Jones Lang LaSalle, Inc.	1,950		127,998
SM Prime Holdings, Inc.	286,600	(c)	66,416
Swire Pacific Ltd., Series A	58,000	(c)	658,432

Total			3,466,875

Road & Rail (0.5%)
All America Latina Logistica SA	9,600	(c)	75,057
CSX Corp.	30,452		1,511,333
Globaltrans Investment PLC, GDR	5,767	(c,d,h)	81,352
Hertz Global Holdings, Inc.	9,394	(b,j)	88,867
Julio Simoes Logistica SA	9,500	(b,c)	43,165
Kansas City Southern	2,982	(b)	108,396
Norfolk Southern Corp.	57,206		3,034,778
Ryder System, Inc.	3,748		150,782

Total			5,093,730

Semiconductors & Semiconductor Equipment (1.5%)
Altera Corp.	11,700		290,277
Analog Devices, Inc.	8,400		234,024
Atheros Communications, Inc.	8,827	(b)	243,096
Cavium Networks, Inc.	3,795	(b)	99,391
Cree, Inc.	3,685	(b)	221,211
Marvell Technology Group Ltd.	2,658	(b,c)	41,890
MediaTek, Inc.	64,000	(c)	893,729
Micrel, Inc.	11,400		116,052
Micron Technology, Inc.	242,796	(b,j)	2,061,338
Netlogic Microsystems, Inc.	5,022	(b,j)	136,598
Omnivision Technologies, Inc.	8,550	(b)	183,312
Power Integrations, Inc.	3,426		110,300
Samsung Electronics Co., Ltd.	817	(c)	468,391
Samsung Electronics Co., Ltd., GDR	427	(c,h)	133,547
Seoul Semiconductor Co., Ltd.	1,095	(c)	38,740
Sigma Designs, Inc.	5,256	(b)	52,613
Skyworks Solutions, Inc.	10,102	(b)	169,613
Taiwan Semiconductor Manufacturing Co., Ltd.	64,000	(c)	119,677
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	7,774	(c)	75,874
Teradyne, Inc.	5,545	(b)	54,064
Texas Instruments, Inc.	383,025		8,916,821
United Microelectronics Corp.	148,000	(b,c)	65,169
Volterra Semiconductor Corp.	4,171	(b)	96,183
Xilinx, Inc.	2,700	(j)	68,202

Total			14,890,112

Software (2.7%)
ArcSight, Inc.	3,224	(b)	72,185
Autodesk, Inc.	5,994	(b)	146,014
Autonomy Corp., PLC	41,775	(b,c)	1,138,262
Blackbaud, Inc.	4,362		94,961
BMC Software, Inc.	1,800	(b)	62,334

Issuer	Shares		Value(a)
Bottomline Technologies, Inc.	4,330	(b)	56,420
CA, Inc.	3,800		69,920
Concur Technologies, Inc.	1,610	(b,j)	68,715
Intuit, Inc.	3,100	(b,j)	107,787
JDA Software Group, Inc.	3,255	(b)	71,545
Kingdee International Software Group Co., Ltd.	136,000	(c)	51,243
Manhattan Associates, Inc.	6,100	(b)	168,055
Microsoft Corp.	850,372		19,567,059
MicroStrategy, Inc., Class A	1,310	(b)	98,368
Nintendo Co., Ltd.	3,600	(c)	1,057,412
Oracle Corp.	59,459		1,275,990
Parametric Technology Corp.	5,707	(b)	89,429
Red Hat, Inc.	7,044	(b)	203,853
Renaissance Learning, Inc.	9,700		142,493
Rovi Corp.	3,731	(b)	141,442
Salesforce.com, Inc.	25,141	(b)	2,157,601
Sourcefire, Inc.	3,832	(b)	72,808
SuccessFactors, Inc.	6,680	(b,j)	138,877
Taleo Corp., Class A	4,234	(b)	102,844
TIBCO Software, Inc.	12,722	(b)	153,427
Ultimate Software Group, Inc.	2,659	(b)	87,375

Total			27,396,419

Specialty Retail (2.0%)
Abercrombie & Fitch Co., Class A	9,692	(j)	297,447
Ace Hardware Indonesia Tbk PT	205,500	(c)	40,805
AnnTaylor Stores Corp.	5,380	(b)	87,533
Asbury Automotive Group, Inc.	4,520	(b)	47,641
AutoNation, Inc.	7,598	(b,j)	148,161
AutoZone, Inc.	1,500	(b)	289,830
Barnes & Noble, Inc.	5,830	(j)	75,207
Bed Bath & Beyond, Inc.	12,204	(b)	452,524
Belle International Holdings Ltd.	90,000	(c)	127,693
Best Buy Co., Inc.	33,039		1,118,701
Big 5 Sporting Goods Corp.	4,679		61,482
Brown Shoe Co., Inc.	2,655		40,303
Cabela’s, Inc.	3,624	(b,j)	51,243
DSW, Inc., Class A	3,226	(b)	72,456
EDION Corp.	74,200	(c)	564,462
Game Group PLC	740,388	(c)	703,009
GameStop Corp., Class A	112,353	(b)	2,111,113
Genesco, Inc.	4,834	(b)	127,183
Group 1 Automotive, Inc.	2,452	(b,j)	57,696
Guess?, Inc.	2,761		86,254
Home Depot, Inc.	149,954	(j)	4,209,208
Home Product Center PLC	386,400	(c)	84,439
HOT Topic, Inc.	12,679		64,409
Jo-Ann Stores, Inc.	6,214	(b)	233,087
JOS A Bank Clothiers, Inc.	1,858	(b,j)	100,313
Lowe’s Companies, Inc.	16,581		338,584
Ltd. Brands, Inc.	140,402		3,098,672
Lumber Liquidators Holdings, Inc.	1,975	(b,j)	46,077
PetSmart, Inc.	3,572		107,767
Rent-A-Center, Inc.	10,196	(b)	206,571
Signet Jewelers Ltd.	4,542	(b,c)	124,905
Stage Stores, Inc.	3,715		39,676
The Cato Corp., Class A	3,996		87,992
The Childrens Place Retail Stores, Inc.	3,554	(b)	156,447
The Dress Barn, Inc.	6,922	(b)	164,813
The Finish Line, Inc., Class A	5,802		80,822

Issuer	Shares		Value(a)
The Gap, Inc.	42,325		823,645
The Men’s Wearhouse, Inc.	8,395		154,132
Tiffany & Co.	11,261		426,905
TJX Companies, Inc.	13,686		574,128
Urban Outfitters, Inc.	22,914	(b,j)	788,012
USS Co., Ltd.	17,140	(c)	1,224,869
Yamada Denki Co., Ltd.	11,970	(c)	782,427

Total			20,478,643

Textiles, Apparel & Luxury Goods (0.7%)
Adidas AG	20,323	(c)	986,283
China Lilang Ltd.	35,000	(c)	39,009
Coach, Inc.	7,669		280,302
Deckers Outdoor Corp.	1,816	(b)	259,452
Fossil, Inc.	4,321	(b)	149,939
Jones Apparel Group, Inc.	8,204		130,033
LG Fashion Corp.	44,640	(c)	1,040,227
Liz Claiborne, Inc.	8,537	(b,j)	36,026
Nike, Inc., Class B	36,479	(j)	2,464,157
Polo Ralph Lauren Corp.	6,446		470,300
Ports Design Ltd.	26,500	(c)	67,408
Skechers U.S.A., Inc., Class A	3,410	(b)	124,533
The Warnaco Group, Inc.	3,518	(b)	127,141
True Religion Apparel, Inc.	2,248	(b,j)	49,613
VF Corp.	2,466		175,530
Youngone Corp.	81,900	(c)	554,040

Total			6,953,993

Thrifts & Mortgage Finance (0.1%)
Astoria Financial Corp.	4,165		57,310
Federal Agricultural Mortgage Corp., Class C	3,100	(j)	43,493
Flushing Financial Corp.	6,900		84,387
Hudson City Bancorp, Inc.	22,800		279,072
Provident Financial Services, Inc.	6,000	(j)	70,140

Total			534,402

Tobacco (1.3%)
Altria Group, Inc.	197,697		3,961,848
Gudang Garam Tbk PT	16,000	(c)	60,053
ITC Ltd.	12,108	(c)	79,003
Japan Tobacco, Inc.	426	(c)	1,325,852
Lorillard, Inc.	19,400		1,396,412
Philip Morris International, Inc.	139,843		6,410,403
Universal Corp.	3,521		139,713

Total			13,373,284

Trading Companies & Distributors (0.3%)
Applied Industrial Technologies, Inc.	1,800		45,576
Fastenal Co.	2,894	(j)	145,250
H&E Equipment Services, Inc.	8,893	(b)	66,609
ITOCHU Corp.	115,700	(c)	904,839
Kloeckner & Co., SE	29,907	(b,c)	524,847
Mitsui & Co., Ltd.	72,200	(c)	842,603
United Rentals, Inc.	6,462	(b)	60,226
WESCO International, Inc.	4,139	(b)	139,360
WW Grainger, Inc.	2,800		278,460

Total			3,007,770

Issuer	Shares		Value(a)
Transportation Infrastructure (—%)
China Merchants Holdings International Co., Ltd.	8,000	(c)	26,412
Cia de Concessoes Rodoviarias	4,000	(c)	82,008

Total			108,420

Water Utilities (—%)
Manila Water Co., Inc.	142,200	(c)	49,803

Wireless Telecommunication Services (0.5%)
America Movil SAB de CV, ADR, Series L	4,169	(c)	198,028
Freenet AG	71,382	(b,c)	728,847
Millicom International Cellular SA	562	(c)	45,561
Mobile Telesystems OJSC, ADR	10,274	(c)	196,850
MTN Group Ltd.	3,432	(c)	45,019
NII Holdings, Inc.	3,605	(b)	117,235
NTT DoCoMo, Inc.	419	(c)	634,739
Philippine Long Distance Telephone Co., ADR	1,202	(c)	61,266
SK Telecom Co., Ltd., ADR	6,163	(c)	90,781
Softbank Corp.	49,800	(c)	1,321,381
Telephone & Data Systems, Inc.	2,579		78,376
USA Mobility, Inc.	6,312		81,551
VimpelCom Ltd., ADR	11,499	(b,c)	186,054
Vivo Participacoes SA, ADR	24,555	(c)	636,466
Vodafone Group PLC	236,187	(c)	486,466

Total			4,908,620

Total Common Stocks (Cost: $828,845,621)			$782,479,391

Warrants (—%)

Issuer	Shares		Value(a)
Commercial Banks
Unione di Banche Italiane SCPA	2,728	(b,c,h)	$55

Total Warrants (Cost: $781)			$55

Exchange-Traded Funds (0.2%)

	Shares		Value(a)
iShares MSCI EAFE Index Fund	45,417	(j)	$2,112,345

Total Exchange-Traded Funds (Cost: $2,217,007)			$2,112,345

Bonds (20.6%)

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
Foreign Agencies (0.2%)(c)
Banco Nacional de Desenvolvimento Economico e Social
Senior Unsecured
06-10-19	6.500%	$400,000	(d)	$427,766
Empresa Nacional del Petroleo
Senior Unsecured
07-08-19	6.250	300,000	(d)	313,672
Pemex Project Funding Master Trust
03-01-18	5.750	250,000		261,897
06-15-35	6.625	825,000		848,559
Petroleos de Venezuela SA
04-12-17	5.250	800,000		428,000

Total				2,279,894

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
Sovereign (0.8%)(c)
Argentina Bonos
Senior Unsecured
09-12-13	7.000	500,000		442,574
Brazilian Government International Bond
Senior Unsecured
01-15-19	5.875	350,000		384,125
Colombia Government International Bond
09-18-37	7.375	400,000		470,000
Colombia Government International Bond
Senior Unsecured
03-18-19	7.375	300,000		351,000
El Salvador Government International Bond
06-15-35	7.650	300,000	(d)	318,000
Indonesia Government International Bond
Senior Unsecured
10-12-35	8.500	500,000	(d)	631,250
Perusahaan Penerbit SBSN
Senior Unsecured
04-23-14	8.800	500,000	(d)	582,161
Peruvian Government International Bond
Senior Unsecured
07-21-25	7.350	400,000		479,000
03-14-37	6.550	400,000		442,000
Philippine Government International Bond
Senior Unsecured
06-17-19	8.375	230,000		284,050
01-20-20	6.500	300,000		329,625
Russian Foreign Bond — Eurobond
03-31-30	7.500	574,080	(d)	647,993
Turkey Government International Bond
Senior Unsecured
07-14-17	7.500	100,000		114,250
06-05-20	7.000	650,000		718,250
03-17-36	6.875	500,000		516,250
Uruguay Government International Bond
Senior Unsecured
03-21-36	7.625	200,000		232,000
Venezuela Government International Bond
Senior Unsecured
05-07-23	9.000	1,230,000		778,589

Total				7,721,117

Treasury (0.2%)(c)
Brazil Notas do Tesouro Nacional (BRL)
01-01-13	10.000	148,000		822,767
Indonesia Treasury Bond (IDR) Senior Unsecured
09-15-19	11.500	3,500,000,000		468,492
Mexican Bonos (MXN)
12-14-17	7.750	5,700,000		467,693

Total				1,758,952

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
U.S. Government Obligations & Agencies (9.1%)
Federal National Mortgage Association
10-15-15	4.375	5,115,000		5,657,170
U.S. Treasury
04-30-15	2.500	4,405,000	(j)	4,561,585
06-30-15	1.875	4,350,000	(j)	4,366,652
02-15-20	3.625	1,305,000	(j)	1,378,813
05-15-20	3.500	4,374,000	(j)	4,577,653
02-15-40	4.625	2,870,000	(j)	3,226,058
U.S. Treasury Inflation-Indexed Bond
01-15-12	3.375	8,593,900	(j,l)	9,060,369
04-15-12	2.000	3,061,727	(j,l)	3,171,936
07-15-12	3.000	4,849,760	(j,l)	5,159,608
01-15-14	2.000	6,677,668	(j,l)	7,114,222
04-15-14	1.250	1,658,413	(j,l)	1,731,457
01-15-15	1.625	9,892,571	(j,l)	10,443,485
01-15-17	2.375	7,329,112	(j,l)	8,091,672
01-15-26	2.000	9,335,890	(l)	9,872,605
01-15-27	2.375	14,512,291	(l)	16,077,781

Total				94,491,066

Asset-Backed (0.8%)
BA Credit Card Trust
Series 2008-A1 Class A1
04-15-13	0.930	1,100,000	(i)	1,101,738
Capital Auto Receivables Asset Trust
Series 2007-SN2 Class A4
05-16-11	1.380	296,121	(d,i)	296,280
Chrysler Financial Lease Trust
Series 2010-A Class A2
06-15-11	1.780	2,650,000	(d)	2,660,361
CitiFinancial Auto Issuance Trust
Series 2009-1 Class A2
11-15-12	1.830	3,491,774	(d)	3,503,738
National Collegiate Student Loan Trust
CMO I.O. Series 2006-2 Class AIO
08-25-11	4.630	800,000	(r)	46,927
National Collegiate Student Loan Trust
CMO I.O. Series 2006-3 Class AIO
01-25-12	5.880	1,500,000	(r)	138,548
Santander Drive Auto Receivables Trust
Series 2007-1 Class A4 (FGIC)
09-15-14	0.400	705,364	(i,q)	700,146
Triad Auto Receivables Owner Trust
Series 2007-B Class A3A (AGM)
10-12-12	5.240	171,587	(q)	174,420

Total				8,622,158

Commercial Mortgage-Backed(0.8%)(f)
Citigroup Commercial Mortgage Trust
Series 2006-C5 Class A4
10-15-49	5.431	350,000		356,711
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2005-CD1 Class ASB
07-15-44	5.225	175,000		185,988
Commercial Mortgage Pass-Through Certificates
Series 2004-LB3A Class A3
07-10-37	5.090	331,000		338,892
Commercial Mortgage Pass-Through Certificates
Series 2004-LB3A Class A4
07-10-37	5.234	450,000		466,514

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
Commercial Mortgage Pass-Through Certificates
Series 2006-CN2A Class BFL
02-05-19	0.660	175,000	(d,i)	147,873
Federal National Mortgage Association #735029
09-01-13	5.321	343,310		360,287
GE Capital Commercial Mortgage Corp.
Series 2005-C1 Class A5
06-10-48	4.772	400,000		410,567
General Electric Capital Assurance Co.
Series 2003-1 Class A4
05-12-35	5.254	306,718	(d)	324,927
Greenwich Capital Commercial Funding Corp.
Series 2004-GG1 Class A5
06-10-36	4.883	200,000		204,320
GS Mortgage Securities Corp. II
Series 2007-EOP Class J
03-06-20	1.200	950,000	(d,i)	810,527
GS Mortgage Securities Corp. II
Series 2007-GG10 Class F
08-10-45	5.808	625,000		79,126
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2003-LN1 Class A1
10-15-37	4.134	194,551		200,713
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2003-ML1A Class A1
03-12-39	3.972	66,052		67,733
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2003-ML1A Class A2
03-12-39	4.767	750,000		787,209
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2004-C2 Class A2
05-15-41	5.107	316,256		329,565
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2004-CBX Class A3
01-12-37	4.184	108,568		108,547
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2006-LDP6 Class ASB
04-15-43	5.490	575,000		609,870
LB-UBS Commercial Mortgage Trust
Series 2004-C2 Class A3
03-15-29	3.973	250,000		255,068
LB-UBS Commercial Mortgage Trust
Series 2005-C1 Class A4
02-15-30	4.742	325,000		335,358
Morgan Stanley Capital I
Series 2004-HQ4 Class A5
04-14-40	4.590	950,000		955,937
Morgan Stanley Capital I
Series 2006-T23 Class AAB
08-12-41	5.797	350,000		382,074
Wachovia Bank Commercial Mortgage Trust
Series 2006-C24 Class APB
03-15-45	5.576	350,000		363,171

Total				8,080,977

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
Residential Mortgage-Backed (3.5%)(f)
Countrywide Alternative Loan Trust
CMO Series 2005-14 Class 2A2
05-25-35	0.600	534,837	(i)	302,865
Countrywide Home Loan Mortgage Pass-Through Trust
CMO Series 2005-R2 Class 2A1
06-25-35	7.000	289,001	(d)	270,033
Federal Home Loan Mortgage Corp.
07-01-40	6.000	3,000,000	(e)	3,255,936
Federal Home Loan Mortgage Corp. #1G0847
07-01-35	4.726	3,275,413	(i)	3,445,312
Federal Home Loan Mortgage Corp. #B13193
04-01-19	5.500	231,625		251,585
Federal Home Loan Mortgage Corp. #B15214
06-01-19	5.000	1,251,089		1,344,433
Federal Home Loan Mortgage Corp. #B16408
09-01-19	5.500	914,303		993,376
Federal Home Loan Mortgage Corp. #C53878
12-01-30	5.500	485,795		524,656
Federal Home Loan Mortgage Corp. #G12141
09-01-20	4.500	500,558		532,859
Federal National Mortgage Association
07-01-40	6.500	2,900,000	(e)	3,175,952
Federal National Mortgage Association #190353
08-01-34	5.000	250,439		266,142
Federal National Mortgage Association #254684
03-01-18	5.000	703,335		756,470
Federal National Mortgage Association #254800
07-01-23	5.500	745,273		806,892
Federal National Mortgage Association #545874
08-01-32	6.500	557,112		629,095
Federal National Mortgage Association #555528
04-01-33	6.000	1,085,877		1,197,756
Federal National Mortgage Association #598558
08-01-16	6.000	192,129		210,023
Federal National Mortgage Association #661185
06-01-17	7.000	148,661		163,357
Federal National Mortgage Association #668824
08-01-32	6.500	750,696		838,129
Federal National Mortgage Association #670387
08-01-32	7.000	59,911		67,830
Federal National Mortgage Association #671054
01-01-33	7.000	688,658		778,688
Federal National Mortgage Association #725232
03-01-34	5.000	1,009,150		1,073,210
Federal National Mortgage Association #725424
04-01-34	5.500	2,177,265		2,348,180
Federal National Mortgage Association #730153
08-01-33	5.500	617,688		666,177
Federal National Mortgage Association #735212
12-01-34	5.000	1,961,338		2,084,309
Federal National Mortgage Association #735224
02-01-35	5.500	1,865,794		2,012,259
Federal National Mortgage Association #743579
11-01-33	5.500	741,871		800,108
Federal National Mortgage Association #785506
06-01-34	5.000	1,846,422		1,962,189
Federal National Mortgage Association #786151
07-01-19	5.500	1,801,583		1,961,897
Federal National Mortgage Association #791447
10-01-34	6.000	701,618	(g)	769,740
Federal National Mortgage Association #883201
07-01-36	6.500	660,247	(g)	727,369

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
Federal National Mortgage Association #974740
04-01-23	6.000	1,187,834		1,290,749

Total				35,507,576

Aerospace & Defense (0.1%)
TransDigm, Inc.
07-15-14	7.750	1,000,000	(d)	1,000,000

Chemicals (0.1%)
Invista
Senior Unsecured
05-01-12	9.250	479,000	(d)	483,790
MacDermid, Inc.
Senior Subordinated Notes
04-15-17	9.500	315,000	(d)	315,000

Total				798,790

Construction Machinery (0.2%)
Terex Corp.
Senior Subordinated Notes
11-15-17	8.000	1,000,000	(j)	925,000
United Rentals North America, Inc.
06-15-16	10.875	1,000,000		1,072,500

Total				1,997,500

Consumer Cyclical Services (0.1%)
West Corp.
10-15-14	9.500	1,000,000		1,005,000

Consumer Products (0.2%)
AAC Group Holding Corp.
Senior Discount Notes
10-01-12	10.250	850,000	(d)	852,125
Jarden Corp.
05-01-16	8.000	1,000,000		1,027,500

Total				1,879,625

Electric (0.4%)
Indiana Michigan Power Co.
Senior Unsecured
03-15-37	6.050	255,000		264,141
Majapahit Holding BV
08-07-19	8.000	200,000	(c,d)	220,000
NRG Energy, Inc.
01-15-17	7.375	1,000,000		990,000
Power Sector Assets & Liabilities Management Corp.
Government Guaranteed
05-27-19	7.250	400,000	(c,d,j)	442,480
Sierra Pacific Power Co.
05-15-16	6.000	1,780,000		1,994,259

Total				3,910,880

Food and Beverage (0.4%)
Kraft Foods, Inc.
Senior Unsecured
02-19-14	6.750	345,000		395,548
Pinnacle Foods Finance LLC/Corp.
04-01-15	9.250	1,000,000		1,020,000

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
SABMiller PLC
Senior Unsecured
01-15-14	5.700	2,420,000	(c,d)	2,675,094

Total				4,090,642

Gaming (0.2%)
Boyd Gaming Corp.
Senior Subordinated Notes
02-01-16	7.125	1,000,000		822,500
MGM Resorts International
Senior Unsecured
03-01-18	11.375	1,000,000	(d,j)	940,000

Total				1,762,500

Gas Pipelines (0.7%)
CenterPoint Energy Resources Corp.
Senior Unsecured
02-15-11	7.750	1,417,000		1,471,985
Colorado Interstate Gas Co.
Senior Unsecured
11-15-15	6.800	1,082,000		1,246,740
Southern Natural Gas Co.
Senior Unsecured
04-01-17	5.900	1,800,000	(d)	1,907,033
TransCapitalInvest Ltd. for OJSC AK Transneft
Senior Unsecured
08-07-18	8.700	400,000	(c,d)	466,632
Transcontinental Gas Pipe Line Co. LLC
Senior Unsecured
04-15-16	6.400	1,750,000		1,989,161

Total				7,081,551

Health Care (0.3%)
Apria Healthcare Group, Inc.
Senior Secured
11-01-14	12.375	125,000	(d)	133,438
DaVita, Inc.
03-15-15	7.250	1,000,000		1,000,000
HCA, Inc.
Senior Secured Pay-in-kind
11-15-16	9.625	1,000,000	(m)	1,070,000
Select Medical Corp.
02-01-15	7.625	870,000		817,800

Total				3,021,238

Home Construction (0.1%)
K Hovnanian Enterprises, Inc.
Senior Secured
10-15-16	10.625	910,000		910,000

Independent Energy (0.4%)
Chesapeake Energy Corp.
01-15-16	6.625	1,000,000		1,016,250
Petrohawk Energy Corp.
06-01-15	7.875	1,000,000		1,002,500
Quicksilver Resources, Inc.
08-01-15	8.250	1,000,000		985,000
Range Resources Corp.
05-15-19	8.000	1,000,000		1,043,750

Total				4,047,500

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
Media Cable (0.2%)
Comcast Corp.
03-15-37	6.450	640,000		692,032
CSC Holdings LLC
Senior Unsecured
04-15-14	8.500	1,000,000		1,042,500

Total				1,734,532

Media Non Cable (0.3%)
Nielsen Finance LLC/Co.
08-01-14	10.000	1,000,000		1,022,500
RR Donnelley & Sons Co.
Senior Unsecured
01-15-17	6.125	1,620,000		1,626,966

Total				2,649,466

Non Captive Diversified (0.2%)
Ally Financial, Inc.
12-01-14	6.750	1,000,000		967,500
Ford Motor Credit Co., LLC
Senior Unsecured
08-10-11	9.875	1,000,000		1,052,500

Total				2,020,000

Oil Field Services (0.1%)
Gaz Capital SA for Gazprom
Secured
07-31-14	8.125	120,000	(c,d)	130,500
Gaz Capital SA for Gazprom
Senior Unsecured
04-11-18	8.146	350,000	(c,d)	381,938
KazMunaiGaz Finance Sub BV
01-23-15	11.750	500,000	(c,d)	617,499
Key Energy Services, Inc.
12-01-14	8.375	90,000		89,438

Total				1,219,375

Paper (0.1%)
Boise Cascade LLC
10-15-14	7.125	96,000		90,360
Georgia-Pacific LLC
05-01-16	8.250	1,000,000	(d)	1,066,250

Total				1,156,610

Transportation Services (0.1%)
ERAC USA Finance LLC
10-15-37	7.000	720,000	(d)	784,583

Wireless (0.2%)
Cricket Communications, Inc.
Senior Secured
05-15-16	7.750	1,000,000		1,020,000
Sprint Nextel Corp.
Senior Unsecured
08-15-17	8.375	1,000,000		1,000,000

Total				2,020,000

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
Wirelines (0.8%)
AT&T, Inc.
Senior Unsecured
02-15-39	6.550	1,405,000		1,573,728
Cincinnati Bell, Inc.
10-15-17	8.250	499,000		466,565
Level 3 Financing, Inc.
02-15-17	8.750	1,000,000		865,000
TELUS Corp.
Senior Unsecured
06-01-11	8.000	2,319,000	(c)	2,458,321
Verizon New York, Inc.
Senior Unsecured
04-01-12	6.875	2,035,000		2,198,960
Windstream Corp.
08-01-16	8.625	1,000,000		1,007,500

Total				8,570,074

Total Bonds (Cost: $199,825,418)				$210,121,606

FDIC-Insured Debt (0.4%)(p)

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
Citibank NA
FDIC Government Guaranty
05-07-12	1.875%	$4,000,000		$4,082,704

Total FDIC-Insured Debt (Cost: $4,008,668)				$4,082,704

Money Market Fund (2.8%)

	Shares		Value(a)
RiverSource Short-Term Cash Fund, 0.276%	28,136,835	(k)	$28,136,835

Total Money Market Fund (Cost: $28,136,835)			$28,136,835

Investments of Cash Collateral Received for Securities on Loan (11.3%)

		Amount
	Effective	payable at
Issuer	yield	maturity	Value(a)
Certificates of Deposit (3.1%)
Australia and New Zealand Bank Group
07-01-10	0.250%	$3,000,000	$3,000,000
BNP Paribas
10-15-10	0.420	5,000,000	5,000,000
Deutsche Bank AG
07-01-10	0.220	3,000,000	3,000,000
DnB NOR
07-01-10	0.240	3,000,000	3,000,000
Landesbank Hessen Thuringen
07-01-10	0.300	3,000,000	3,000,000
National Bank of Canada
07-01-10	0.240	3,000,000	3,000,000
Nordea Bank Finland PLC
07-01-10	0.200	3,000,000	3,000,000
NyKredit AS GTY
07-01-10	0.400	3,000,000	3,000,000
Raiffeisen Zentralbank Oesterreich

		Amount
	Effective	payable at
Issuer	yield	maturity	Value(a)
07-01-10	0.400	3,000,000	3,000,000
State Development Bank of NorthRhine-Westphalia
07-01-10	0.250	3,000,000	3,000,000

Total			32, 000,000

Repurchase Agreements (8.2%)(n)
Banc of America Securities LLC dated 06-30-10, matures 07-01-10, repurchase price $10,000,014	0.050	10,000,000	10,000,000
Cantor Fitzgerald & Co. dated 06-30-10, matures 07-01-10, repurchase price $10,000,025	0.090	10,000,000	10,000,000
Goldman Sachs & Co. dated 06-30-10, matures 07-01-10, repurchase price $8,620,846	0.030	8,620,839	8,620,839
MF Global Holdings Ltd. dated 06-30-10, matures 07-01-10, repurchase price $5,000,013	0.090	5,000,000	5,000,000
Morgan Stanley dated 06-30-10, matures 07-01-10, repurchase price $20,000,167	0.300	20,000,000	20,000,000
Pershing LLC dated 06-30-10, matures 07-01-10, repurchase price $20,000,117	0.210	20,000,000	20,000,000
RBS Securities, Inc. dated 06-30-10, matures 07-01-10, repurchase price $10,000,072	0.260	10,000,000	10,000,000

Total			83,620,839

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $115,620,839)			$115,620,839

Total Investments in Securities (Cost: $1,178,655,169)(s)			$1,142,553,775

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Investments in Derivatives
Futures Contracts Outstanding at June 30, 2010

	Number of			Unrealized
	contracts	Notional	Expiration	appreciation
Contract description	long (short)	market value	date	(depreciation)

E-Mini S&P MidCap 400 Index	3	$213,000	Sept. 2010	$(19,357)
Russell 2000 Mini Index	4	243,120	Sept. 2010	(23,250)
S&P 500 Index	6	1,539,900	Sept. 2010	(35,421)
U.S. Treasury Note, 2-year	(131)	(28,666,485)	Oct. 2010	(135,290)
U.S. Treasury Note, 5-year	(15)	(1,775,273)	Oct. 2010	(26,765)
U.S. Treasury Note, 10-year	181	22,180,985	Sept. 2010	436,675
U.S. Treasury Ultra Bond, 30-year	25	3,395,312	Sept. 2010	100,158

Total				$296,750

Credit Default Swap Contracts Outstanding at June 30, 2010
Sell Protection

						Unamortized	Periodic
						premium	payments
			Receive	Notional	Market	(paid)	receivable	Unrealized
Counterparty	Reference entity	Expiration date	fixed rate	amount	Value	received	(payable)	appreciation

JPMorgan Chase Bank	CDX North America High Yield Index	June 20, 2014	5.00%	$5,500,000	$(89,929)	$1,359,053	$7,899	$777,754

JPMorgan Chase Bank	CDX North America High Yield Index	June 20, 2014	4.46	10,000,000	(163,508)	1,868,894	14,361	1,101,960

Total					$(253,437)	$3,227,947	$22,260	$1,879,714

Forward Foreign Currency Contracts Open at June 30, 2010

			Unrealized	Unrealized
Exchange date	Currency to be delivered	Currency to be received	appreciation	depreciation

July 1, 2010	1,664	5,627	$—	$(4)
	(USD)	(PLN)

July 2, 2010	11,138,218	125,871	—	(155)
	(JPY)	(USD)

July 2, 2010	55,549	36,836	—	(534)
	(USD)	(GBP)

July 2, 2010	7,834	26,578	8	—
	(USD)	(PLN)

July 28, 2010	5,803,000	7,157,536	60,794	—
	(EUR)	(USD)

July 28, 2010	3,159,000	4,772,301	54,016	—
	(GBP)	(USD)

July 28, 2010	1,061,769,000	11,901,239	—	(116,324)
	(JPY)	(USD)

July 28, 2010	4,756,958	5,464,000	—	(175,006)
	(USD)	(AUD)

July 28, 2010	11,957,839	76,749,000	—	(180,302)
	(USD)	(NOK)

July 28, 2010	7,173,246	55,437,000	—	(63,541)
	(USD)	(SEK)

Total			$114,818	$(535,866)

Notes to Portfolio of Investments

ADR — American Depositary Receipt

AUD — Australian Dollar

BRL — Brazilian Real

CMO — Collateralized Mortgage Obligation

EUR — European Monetary Unit

GBP — British Pound Sterling

GDR — Global Depositary Receipt

IDR — Indonesian Rupiah

I.O. — Interest Only

JPY — Japanese Yen

MXN — Mexican Peso

NOK — Norwegian Krone

PLN — Polish Zloty

SEK — Swedish Krona

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated March 31, 2010.

(b)	Non-income producing.

(c)	Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At June 30, 2010, the value of foreign securities, excluding short-term securities, represented 15.56% of net assets.

(d)	Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund’s Board of Directors. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2010, the value of these securities amounted to $23,537,708 or 2.30% of net assets.

(e)	At June 30, 2010, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $6,409,807.

(f)	Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g)	At June 30, 2010, investments in securities included securities valued at $3,315,626 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.

(h)	Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at June 30, 2010 was $320,368, representing 0.03% of net assets. Information concerning such security holdings at June 30, 2010 was as follows:

	Acquisition
Security	dates	Cost

BGP Holdings PLC	02-04-09 thru 05-14-09	$—
Globaltrans Investment PLC, GDR	06-09-10 thru 06-10-10	73,277
Magnit OJSC, GDR	06-09-10	90,807
Pharmstandard, GDR	06-09-10	47,418
Samsung Electronics Co., Ltd., GDR	11-03-09 thru 02-03-10	132,624
Unione di Banche Italiane SCPA Warrants	05-02-08	781

(i)	Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on June 30, 2010.

(j)	At June 30, 2010, security was partially or fully on loan.

(k)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at June 30, 2010.

(l)	Inflation-indexed bonds are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(m)	Pay-in-kind securities are securities in which the issuer makes interest or dividend payments in cash or in additional securities. The securities usually have the same terms as the original holdings.

(n)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The market value of securities held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.
Banc of America Securities LLC (0.050%)

Security description	Value (a)

Fannie Mae Pool	$7,072,603
Freddie Mac Gold Pool	1,540,817
Freddie Mac Non Gold Pool	1,586,580

Total market value of collateral securities	$10,200,000

Cantor Fitzgerald & Co. (0.090%)

Security description	Value (a)

Fannie Mae Discount Notes	$12,160
Fannie Mae Interest Strip	125,774
Fannie Mae Pool	2,020,455
Fannie Mae Principal Strip	2,053
Fannie Mae REMICS	1,457,272
Federal Farm Credit Bank	638,254
Federal Home Loan Banks	877,662
Federal Home Loan Mortgage Corp	629,350
Federal National Mortgage Association	309,893
FHLMC Structured Pass Through Securities	296,090
Freddie Mac Discount Notes	45,687
Freddie Mac Gold Pool	157,067
Freddie Mac Non Gold Pool	617,861
Freddie Mac Reference REMIC	10,749
Freddie Mac REMICS	162,769
Freddie Mac Strips	174,244
Ginnie Mae I Pool	845,877
Ginnie Mae II Pool	702,535
GNMA Callable Pass Through Securities	13,617
Government National Mortgage Association	326,180
United States Treasury Inflation Indexed Bonds	74,398
United States Treasury Note/Bond	99,704
United States Treasury Strip Coupon	529,909
United States Treasury Strip Principal	70,440

Total market value of collateral securities	$10,200,000

Goldman Sachs & Co. (0.030%)

Security description	Value (a)

Fannie Mae Pool	$1,538,504
Government National Mortgage Association	7,254,752

Total market value of collateral securities	$8,793,256

MF Global Holdings Ltd. (0.090%)

Security description	Value (a)

Federal Farm Credit Bank	$92,755
Federal Home Loan Bank Discount Notes	22,084
Federal Home Loan Mortgage Corp	114,124
Freddie Mac Discount Notes	1,499
United States Treasury Inflation Indexed Bonds	1,365,186
United States Treasury Note/Bond	335
United States Treasury Strip Coupon	2,338,728
United States Treasury Strip Principal	1,165,416

Total market value of collateral securities	$5,100,127

Morgan Stanley (0.300%)

Security description	Value (a)

United States Treasury Note/Bond	$20,503,004

Total market value of collateral securities	$20,503,004

Pershing LLC (0.210%)

Security description	Value (a)

Fannie Mae Pool	$7,382,437
Fannie Mae REMICS	1,712,067
Federal Farm Credit Bank	272,283
Federal Home Loan Banks	510,844
Federal Home Loan Mortgage Corp	288,555
Federal National Mortgage Association	349,581
Freddie Mac Gold Pool	5,095,188
Freddie Mac Non Gold Pool	427,351
Freddie Mac REMICS	1,071,042
Ginnie Mae I Pool	535,644
Ginnie Mae II Pool	334,499
United States Treasury Bill	1,803,380
United States Treasury Note/Bond	586,813
United States Treasury Strip Coupon	30,317

Total market value of collateral securities	$20,400,001

RBS Securities, Inc. (0.260%)

Security description	Value (a)

Freddie Mac Gold Pool	$10,200,013

Total market value of collateral securities	$10,200,013

(o)	Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company’s liquidation, tracking stock shareholders typically do not have a legal claim on the company’s assets.

(p)	This debt is guaranteed under the FDIC’s Temporary Liquidity Guarantee Program (TLGP) and is backed by the full faith and credit of the United States.

(q)	The following abbreviations are used in the portfolio security descriptions to identify the insurer of the issue:

AGM — Assured Guaranty Municipal Corporation

FGIC — Financial Guaranty Insurance Company

(r)	Interest-only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest-only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents yield based upon the estimated timing of future cash flows at June 30, 2010.

(s)	At June 30, 2010, the cost of securities for federal income tax purposes was approximately $1,178,655,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$61,616,000
Unrealized depreciation	(97,717,000)

Net unrealized depreciation	$(36,101,000)

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements — Valuation of securities in the most recent Semiannual Report dated March 31, 2010.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of June 30, 2010:

	Fair value at June 30, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets	inputs(b)	inputs	Total

Equity Securities
Common Stocks
Aerospace & Defense	$25,719,254	$2,194,725	$—	$27,913,979
Airlines	2,191,751	633,210	—	2,824,961
Auto Components	701,904	378,273	—	1,080,177
Automobiles	1,750,384	2,633,094	—	4,383,478
Beverages	8,901,290	1,458,576	—	10,359,866
Capital Markets	8,050,929	3,893,586	—	11,944,515
Chemicals	7,385,121	4,268,339	—	11,653,460
Commercial Banks	25,158,557	15,564,848	—	40,723,405
Commercial Services & Supplies	1,854,827	1,045,686	—	2,900,513
Communications Equipment	5,610,452	90,542	—	5,700,994
Computers & Peripherals	38,328,395	47,376	—	38,375,771
Construction & Engineering	2,318,137	2,436,318	—	4,754,455
Construction Materials	—	583,753	—	583,753
Distributors	519,141	80,539	—	599,680
Diversified Financial Services	14,762,654	1,203,295	—	15,965,949
Diversified Telecommunication Services	24,706,961	3,052,618	—	27,759,579
Electric Utilities	11,143,648	2,061,362	—	13,205,010
Electrical Equipment	2,617,727	2,420,421	—	5,038,148
Electronic Equipment, Instruments & Components	4,831,539	2,261,231	—	7,092,770
Energy Equipment & Services	9,587,397	1,629,230	—	11,216,627
Food & Staples Retailing	19,548,463	3,182,388	—	22,730,851
Food Products	23,001,460	3,641,824	—	26,643,284
Gas Utilities	1,172,455	1,033,892	—	2,206,347
Health Care Equipment & Supplies	9,298,988	114,734	—	9,413,722
Health Care Providers & Services	25,772,149	1,233,210	—	27,005,359
Hotels, Restaurants & Leisure	541,038	628,387	—	1,169,425
Household Durables	3,569,005	2,998,155	—	6,567,160
Household Products	1,600,632	113,466	—	1,714,098
Independent Power Producers & Energy Traders	2,883,211	1,315,020	—	4,198,231
Industrial Conglomerates	20,033,343	882,206	—	20,915,549
Insurance	45,170,740	4,976,346	—	50,147,086
Internet Software & Services	1,510,487	214,257	—	1,724,744
IT Services	27,239,613	127,391	—	27,367,004
Leisure Equipment & Products	852,464	559,299	—	1,411,763
Machinery	7,502,001	663,226	—	8,165,227
Media	16,693,695	103,750	—	16,797,445
Metals & Mining	12,582,492	4,000,746	—	16,583,238
Multiline Retail	13,525,206	233,134	—	13,758,340
Multi-Utilities	5,160,841	2,472,228	—	7,633,069
Office Electronics	883,395	1,547,295	—	2,430,690
Oil, Gas & Consumable Fuels	64,640,774	6,314,083	—	70,954,857
Paper & Forest Products	1,167,746	997,601	—	2,165,347
Pharmaceuticals	47,586,592	7,455,751	—	55,042,343
Professional Services	2,812,128	935,203	—	3,747,331
Real Estate	—	—	1	1
Real Estate Investment Trusts (REITs)	12,783,835	1,213,536	—	13,997,371
Real Estate Management & Development	254,693	3,212,182	—	3,466,875
Road & Rail	5,012,378	81,352	—	5,093,730
Semiconductors & Semiconductor Equipment	13,170,859	1,719,253	—	14,890,112
Software	25,149,502	2,246,917	—	27,396,419
Specialty Retail	16,950,939	3,527,704	—	20,478,643
Textiles, Apparel & Luxury Goods	4,267,026	2,686,967	—	6,953,993
Tobacco	11,908,376	1,464,908	—	13,373,284
Trading Companies & Distributors	735,481	2,272,289	—	3,007,770
Transportation Infrastructure	82,008	26,412	—	108,420
Water Utilities	—	49,803	—	49,803
Wireless Telecommunication Services	1,692,166	3,216,454	—	4,908,620
All Other Industries	24,184,750	—	—	24,184,750
Warrants	—	55	—	55

Total Equity Securities	667,080,999	115,398,446	1	782,479,446

Bonds
Foreign Government Obligations & Agencies	—	11,759,963	—	11,759,963
U.S. Government Obligations & Agencies	18,110,761	76,380,305	—	94,491,066
Asset-Backed Securities	—	8,575,231	46,927	8,622,158
Commercial Mortgage-Backed Securities	—	8,080,977	—	8,080,977
Residential Mortgage-Backed Securities	—	35,507,576	—	35,507,576
Corporate Debt Securities	—	51,659,866	—	51,659,866

Total Bonds	18,110,761	191,963,918	46,927	210,121,606

Other
Exchange-Traded Funds	2,112,345	—	—	2,112,345
FDIC-Insured Debt Securities	—	4,082,704	—	4,082,704
Affiliated Money Market Fund(c)	28,136,835	—	—	28,136,835
Investments of Cash Collateral Received for Securities on Loan	—	115,620,839	—	115,620,839

Total Other	30,249,180	119,703,543	—	149,952,723

Investments in Securities	715,440,940	427,065,907	46,928	1,142,553,775
Other Financial Instruments(d)	296,750	1,458,666	—	1,755,416

Total	$715,737,690	$428,524,573	$46,928	$1,144,309,191

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading. Therefore, these investment securities were classified as Level 2 instead of Level 1. The amount of securities transferred out of Level 1 into Level 2 during the period was $17,416,938.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at June 30, 2010.

(d)	Other Financial Instruments are derivative instruments, which are valued at the unrealized appreciation (depreciation) on the instrument. Derivative descriptions are located in the Investments in Derivatives section of the Portfolio of Investments.
The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

		Asset-Backed
	Common Stocks	Securities	Total

Balance as of Sept. 30, 2009	$2	$72,000	$72,002
Accrued discounts/premiums	—	(28,731)	(28,731)
Realized gain (loss)	—	—	—
Change in unrealized appreciation (depreciation)*	(1)	3,658	3,657
Net purchases (sales)	—	—	—
Transfers in and/or out of Level 3	—	—	—

Balance as of June 30, 2010	$1	$46,927	$46,928

*	Change in unrealized appreciation (depreciation) relating to securities held at June 30, 2010 was $3,658.

Portfolio of Investments
RiverSource Strategic Income Allocation Fund
June 30, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Bonds (82.0%)

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
Foreign Agencies (2.4%)(c)
Banco Nacional de Desenvolvimento Economico e Social
Senior Unsecured
06-10-19	6.500%	$700,000	(d)	$748,591
Ecopetrol SA
Senior Unsecured
07-23-19	7.625	255,000		288,788
Empresa Nacional del Petroleo
Senior Unsecured
07-08-19	6.250	600,000	(d)	627,343
Empresas Publicas de Medellin ESP
Senior Unsecured
07-29-19	7.625	100,000	(d)	112,322
Korea Development Bank
Senior Unsecured
01-23-14	8.000	600,000		683,695
Kreditanstalt fuer Wiederaufbau (JPY) Government Guaranteed
01-20-14	1.350	54,000,000		631,430
Pemex Project Funding Master Trust
03-01-18	5.750	1,350,000		1,414,242
05-03-19	8.000	600,000		714,000
06-15-35	6.625	870,000		894,845
06-15-38	6.625	450,000		459,118
Petrobras International Finance Co.
03-15-19	7.875	300,000		343,247
01-20-20	5.750	300,000		302,114
Petroleos de Venezuela SA
10-28-16	5.125	500,000		268,239
04-12-17	5.250	1,460,000		781,100

Total				8,269,074

Foreign Local Government (2.3%)(c)
New South Wales Treasury Corp. (AUD) Local Government Guaranteed
05-01-12	6.000	8,910,000		7,657,588
Santa Fe de Bogota DC
(COP) Senior Unsecured
07-26-28	9.750	200,000,000	(d)	123,230

Total				7,780,818

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
Sovereign (9.6%)(c)
Argentina Bonos
Senior Unsecured
09-12-13	7.000	2,340,000		2,071,245
Argentina Government International Bond
Senior Unsecured
12-15-35	0.000	3,250,000	(g)	247,813
Brazilian Government International Bond (BRL)
01-05-16	12.500	650,000		400,690
Brazilian Government International Bond
Senior Unsecured
01-17-17	6.000	350,000		385,000
01-22-21	4.875	1,480,000		1,486,887
Bundesrepublik Deutschland (EUR)
01-04-18	4.000	830,000		1,138,388
07-04-34	4.750	55,000		83,049
Colombia Government International Bond
09-18-37	7.375	600,000		705,000
Colombia Government International Bond (COP)
10-22-15	12.000	585,000,000		395,446
Colombia Government International Bond
Senior Unsecured
03-18-19	7.375	1,350,000		1,579,500
Dominican Republic International Bond
05-06-21	7.500	400,000	(d)	412,000
El Salvador Government International Bond
04-10-32	8.250	850,000	(d)	935,000
06-15-35	7.650	490,000	(d)	519,400
Government of the Cayman Islands
Senior Unsecured
11-24-19	5.950	200,000	(d)	200,610
Indonesia Government International Bond
Senior Unsecured
01-17-18	6.875	200,000	(d)	226,000
02-17-37	6.625	900,000	(d)	940,500
01-17-38	7.750	900,000	(d)	1,062,000
Morgan Stanley
(BRL) Senior Unsecured
05-03-17	10.090	1,050,000	(d)	541,087
Peru Enhanced Pass-Through Finance Ltd.
Senior Secured Zero Coupon
05-31-18	4.601	1,291,017	(d,i)	1,032,813
Perusahaan Penerbit SBSN
Senior Unsecured
04-23-14	8.800	700,000	(d)	815,025
Peruvian Government International Bond
Senior Unsecured
03-30-19	7.125	450,000		532,125
07-21-25	7.350	200,000		239,500
11-21-33	8.750	91,000		123,305
03-14-37	6.550	100,000		110,500
Philippine Government International Bond
Senior Unsecured
10-07-16	8.750	100,000	(d)	126,250
01-15-19	9.875	70,000		93,016
01-20-20	6.500	1,000,000		1,098,750
01-14-31	7.750	500,000		579,400

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
Republic of Colombia (COP)
06-28-27	9.850	300,000,000		203,404
Republic of Iraq
01-15-28	5.800	250,000	(d)	201,250
Russian Foreign Bond — Eurobond
04-29-20	5.000	1,200,000	(d)	1,158,000
03-31-30	7.500	2,654,200	(d)	2,995,927
Turkey Government International Bond
Senior Unsecured
11-07-19	7.500	1,300,000		1,482,000
06-05-20	7.000	850,000		939,250
02-14-34	8.000	80,000		93,500
03-17-36	6.875	880,000		908,600
05-30-40	6.750	1,500,000		1,500,000
Ukraine Government International Bond
Senior Unsecured
06-26-12	6.385	250,000	(d)	248,120
Uruguay Government International Bond
11-18-22	8.000	200,000		241,000
Uruguay Government International Bond (UYU)
04-05-27	4.250	9,449,424	(e)	483,394
Uruguay Government International Bond
Senior Unsecured
03-21-36	7.625	725,000		841,000
Venezuela Government International Bond
02-26-16	5.750	2,550,000		1,593,750
12-09-20	6.000	250,000		131,875
04-21-25	7.650	150,000		81,000
Venezuela Government International Bond
Senior Unsecured
10-08-14	8.500	640,000		491,200
05-07-23	9.000	1,670,000		1,057,110

Total				32,730,679

Supranational (0.8%)(c)
Corp. Andina de Fomento
Senior Unsecured
06-04-19	8.125	1,400,000		1,720,301
European Investment Bank
(JPY) Senior Unsecured
06-20-17	1.400	46,000,000		540,577
01-18-27	2.150	29,100,000		345,423

Total				2,606,301

Treasury (9.2%)(c)
Brazil Notas do Tesouro Nacional (BRL)
01-01-13	10.000	372,000		2,068,038
Canadian Government Bond (CAD)
06-01-18	4.250	10,880,000		11,197,660
Indonesia Treasury Bond
(IDR) Senior Unsecured
11-15-20	11.000	2,000,000,000		260,965

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
Indonesia Treasury Bond
(IDR) Senior Unsecured
09-15-19	11.500	2,000,000,000		267,709
06-15-21	12.800	17,200,000,000		2,480,111
07-15-22	10.250	2,900,000,000		357,276
Mexican Bonos (MXN)
12-17-15	8.000	14,850,000		1,237,529
12-15-16	7.250	6,590,000		527,875
12-14-17	7.750	9,500,000		779,488
Norway Government Bond (NOK)
05-16-11	6.000	3,837,000		608,820
05-15-13	6.500	17,655,000		3,024,747
Poland Government Bond (PLN)
10-25-17	5.250	3,655,000		1,051,375
Sweden Government Bond (SEK)
05-05-14	6.750	24,000,000		3,631,850
United Kingdom Gilt (GBP)
03-07-19	4.500	2,330,000		3,819,315

Total				31,312,758

U.S. Government Obligations & Agencies (5.6%)
U.S. Treasury
07-15-12	1.500	120,000	(p)	122,184
07-31-14	2.625	1,000,000		1,044,922
12-31-14	2.625	170,000		177,013
02-15-20	3.625	51,000		53,885
05-15-20	3.500	163,000	(p)	170,589
08-15-39	4.500	1,235,000		1,360,236
02-15-40	4.625	7,885,000		8,863,228
U.S. Treasury Inflation-Indexed Bond
01-15-12	3.375	368,310	(e)	388,302
04-15-14	1.250	566,539	(e)	591,492
07-15-14	2.000	404,775	(e)	434,337
01-15-15	1.625	1,626,880	(e)	1,717,480
01-15-17	2.375	1,691,749	(e)	1,867,768
01-15-29	2.500	2,030,700	(e)	2,295,301

Total				19,086,737

Asset-Backed (0.1%)
Santander Drive Auto Receivables Trust
Series 2007-1 Class A4 (FGIC)
09-15-14	0.400	425,651	(h,r)	422,502

Commercial Mortgage-Backed (2.1%)(f)
Bear Stearns Commercial Mortgage Securities
Series 2007-T28 Class A1
09-11-42	5.422	747,325		764,901
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2007-CD4 Class A2B
12-11-49	5.205	1,000,000		1,026,950
Credit Suisse First Boston Mortgage Securities Corp.
Series 2004-C2 Class A1
05-15-36	3.819	845,062		848,746

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
Greenwich Capital Commercial Funding Corp.
Series 2003-C2 Class A3
01-05-36	4.533	2,935,000		2,977,344
Greenwich Capital Commercial Funding Corp.
Series 2007-GG11 Class A1
12-10-49	5.358	833,356		858,228
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2003-CB6 Class A1
07-12-37	4.393	660,053		676,858
Merrill Lynch Mortgage Trust
Series 2005-CKI1 Class A1
11-12-37	5.077	90,057		90,381
TIAA Seasoned Commercial Mortgage Trust
Series 2007-C4 Class A3
08-15-39	6.071	50,000		53,392

Total				7,296,800

Residential Mortgage-Backed (1.8%)(f)
Countrywide Alternative Loan Trust
CMO Series 2007-OH3 Class A3
09-25-47	0.847	285,833	(h)	35,375
Federal Home Loan Mortgage Corp. #G02757
06-01-36	5.000	353,060		374,423
Federal National Mortgage Association
07-01-40	6.500	725,000	(m)	793,988
Federal National Mortgage Association #702038
05-01-33	5.000	747,482		794,933
Federal National Mortgage Association #735224
02-01-35	5.500	653,028		704,291
Federal National Mortgage Association #745392
12-01-20	4.500	464,488		495,455
Federal National Mortgage Association #766641
03-01-34	5.000	418,665		444,914
Federal National Mortgage Association #770439
04-01-34	6.000	40,694		44,825
Federal National Mortgage Association #848482
12-01-35	6.000	570,347		621,803
Federal National Mortgage Association #909214
07-01-38	7.000	438,545		486,937
Federal National Mortgage Association #949320
10-01-37	7.000	479,185	(q)	532,943
Lehman XS Trust
Series 2006-16N Class A1B
11-25-46	0.467	48,816	(h)	48,457
Wells Fargo Mortgage-Backed Securities Trust
CMO Series 2005-14 Class 2A1
12-25-35	5.500	772,349		747,980

Total				6,126,324

Aerospace & Defense (0.7%)
Kratos Defense & Security Solutions, Inc.
Senior Secured
06-01-17	10.000	715,000	(d)	729,300
Oshkosh Corp.
03-01-17	8.250	289,000		300,560
03-01-20	8.500	211,000		219,440
TransDigm, Inc.
07-15-14	7.750	1,000,000		1,002,500

Total				2,251,800

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
Automotive (0.4%)
American Axle & Manufacturing Holdings, Inc.
Senior Secured
01-15-17	9.250	85,000	(d)	87,338
Cooper-Standard Automotive, Inc.
Senior Notes
05-01-18	8.500	432,000	(d)	434,160
Delphi
10-06-14	12.000	214		218
Lear Corp.
03-15-18	7.875	568,000		569,420
03-15-20	8.125	310,000		310,775

Total				1,401,911

Banking (1.5%)
Alfa MTN Markets Ltd. for ABH Financial Ltd.
06-25-12	8.200	150,000	(c,d)	153,750
Banco de Credito del Peru
Subordinated Notes
10-15-22	7.170	2,000,000	(c,d)	667,257
Bank of America Corp.
Senior Notes
07-01-20	5.625	500,000		503,351
Bank of America Corp.
Senior Unsecured
05-01-18	5.650	210,000		215,021
Citigroup, Inc.
05-22-19	8.500	525,000		625,865
Citigroup, Inc.
Senior Unsecured
05-15-18	6.125	120,000		125,242
JPMorgan Chase & Co.
Senior Unsecured
04-23-19	6.300	440,000		496,769
Morgan Stanley
Senior Unsecured
04-01-18	6.625	250,000		262,034
01-26-20	5.500	500,000		484,604
The Goldman Sachs Group, Inc.
Senior Unsecured
03-15-20	5.375	750,000		741,087
TuranAlem Finance BV
Bank Guaranteed
01-22-37	8.250	150,000	(b,c,d,l)	70,500
Wells Fargo & Co.
Senior Unsecured
12-11-17	5.625	750,000		819,893

Total				5,165,373

Brokerage (—%)
Lehman Brothers Holdings, Inc.
Senior Unsecured
05-02-18	6.875	90,000	(b,l)	18,338

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
Building Materials (0.8%)
Associated Materials LLC/Finance, Inc.
Senior Secured
11-15-16	9.875	747,000		801,158
Gibraltar Industries, Inc.
12-01-15	8.000	1,390,000		1,355,250
Norcraft Companies LP/Finance Corp.
Senior Secured
12-15-15	10.500	419,000	(d)	435,236
Nortek, Inc.
Senior Secured
12-01-13	11.000	230,000		239,775

Total				2,831,419

Chemicals (2.9%)
Ashland, Inc.
06-01-17	9.125	475,000		520,125
CF Industries, Inc.
05-01-18	6.875	1,015,000		1,030,225
05-01-20	7.125	1,015,000		1,042,913
Chemtura Corp.
06-01-16	6.875	1,280,000	(b,l)	1,439,999
Hexion US Finance Corp./Nova Scotia ULC
Senior Secured
02-01-18	8.875	1,163,000		1,049,608
Ineos Finance PLC
Senior Secured
05-15-15	9.000	305,000	(c,d)	302,713
Invista
Senior Unsecured
05-01-12	9.250	357,000	(d)	360,570
LBI Escrow Corp.
Senior Secured
11-01-17	8.000	479,000	(d)	493,370
MacDermid, Inc.
Senior Subordinated Notes
04-15-17	9.500	1,158,500	(d)	1,158,499
Momentive Performance Materials, Inc.
Pay-in-kind
12-01-14	10.125	464	(j)	434
Nalco Co.
11-15-13	8.875	600,000		615,000
Nova Chemicals Corp.
Senior Unsecured
11-01-16	8.375	435,000	(c)	432,825
11-01-19	8.625	365,000	(c)	361,350
The Dow Chemical Co.
Senior Unsecured
05-15-19	8.550	815,000		997,652

Total				9,805,283

Construction Machinery (1.1%)
Case New Holland, Inc.
Senior Notes
12-01-17	7.875	726,000	(d)	736,890
Maxim Crane Works LP
Senior Secured
04-15-15	12.250	542,000	(d)	530,483

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
Terex Corp.
Senior Unsecured
06-01-16	10.875	625,000		671,875
The Manitowoc Co., Inc.
02-15-18	9.500	719,000	(p)	717,203
United Rentals North America, Inc.
06-15-16	10.875	1,000,000		1,072,499

Total				3,728,950

Consumer Cyclical Services (0.7%)
Garda World Security Corp.
Senior Unsecured
03-15-17	9.750	780,000	(c,d)	811,831
Live Nation Entertainment, Inc.
Senior Unsecured
05-15-18	8.125	200,000	(d)	192,500
West Corp.
10-15-14	9.500	1,200,000		1,206,000
10-15-16	11.000	96,000		97,680

Total				2,308,011

Consumer Products (1.8%)
AAC Group Holding Corp.
Senior Discount Notes
10-01-12	10.250	970,000	(d)	972,425
American Achievement Corp.
04-01-12	8.250	1,317,000	(d)	1,313,707
Easton-Bell Sports, Inc.
Senior Secured
12-01-16	9.750	505,000	(d)	520,150
Jarden Corp.
05-01-16	8.000	280,000		287,700
05-01-17	7.500	625,000		614,063
01-15-20	7.500	151,000		147,225
Spectrum Brands Holdings, Inc.
Secured
06-15-18	9.500	885,000	(d)	918,188
The Scotts Miracle-Gro Co.
01-15-18	7.250	296,000		298,590
Visant Corp.
10-01-12	7.625	1,070,000		1,070,000

Total				6,142,048

Diversified Manufacturing (0.3%)
Amsted Industries, Inc.
Senior Notes
03-15-18	8.125	682,000	(d)	682,000
CPM Holdings, Inc.
Senior Secured
09-01-14	10.625	385,000	(d)	406,656

Total				1,088,656

Electric (3.7%)
Aes Dominicana Energia Finance SA
12-13-15	11.000	200,000	(c,d)	206,000
Arizona Public Service Co.
Senior Unsecured
08-01-16	6.250	904,000		1,010,301
CenterPoint Energy Houston Electric LLC
03-01-14	7.000	980,000		1,142,089

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
Dynegy Holdings, Inc.
Senior Unsecured
05-01-16	8.375	500,000		395,625
Edison Mission Energy
Senior Unsecured
06-15-16	7.750	115,000		79,925
05-15-17	7.000	1,875,000		1,200,000
Energy Future Holdings Corp.
11-01-17	10.875	500,000		370,000
Indiana Michigan Power Co.
Senior Unsecured
03-15-37	6.050	200,000		207,170
Majapahit Holding BV
06-28-17	7.250	562,000	(c,d)	602,745
01-20-20	7.750	1,100,000	(c,d)	1,208,420
Midwest Generation LLC
Pass-Through Certificates
01-02-16	8.560	201,823		199,301
National Power Corp.
Government Guaranteed
11-02-16	6.875	300,000	(c,d)	330,163
Nevada Power Co.
08-01-18	6.500	720,000		821,420
Nisource Finance Corp.
09-15-17	5.250	310,000		319,247
NRG Energy, Inc.
02-01-16	7.375	1,350,000		1,343,249
PacifiCorp
1st Mortgage
09-15-13	5.450	255,000		281,912
Power Sector Assets & Liabilities Management Corp.
Government Guaranteed
05-27-19	7.250	410,000	(c,d)	453,542
Sierra Pacific Power Co.
09-01-13	5.450	500,000		542,249
05-15-16	6.000	415,000		464,954
Texas Competitive Electric Holdings Co. LLC
11-01-15	10.250	500,000	(p)	330,000
11-01-15	10.250	725,000		478,500
The Cleveland Electric Illuminating Co.
1st Mortgage
11-15-18	8.875	500,000		638,761

Total				12,625,573

Entertainment (1.2%)
AMC Entertainment, Inc.
02-01-16	11.000	237,000		248,850
AMC Entertainment, Inc.
Senior Unsecured
06-01-19	8.750	528,000		530,640
Equinox Holdings, Inc.
Senior Secured
02-01-16	9.500	1,274,000	(d)	1,261,260
Regal Cinemas Corp.
07-15-19	8.625	1,220,000		1,226,100
Speedway Motorsports, Inc.
06-01-16	8.750	815,000		857,788

Total				4,124,638

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
Food and Beverage (1.7%)
B&G Foods, Inc.
01-15-18	7.625	385,000		389,813
Bracol Holding Ltda
Senior Unsecured
10-05-16	10.250	220,000	(c,d)	233,200
Cerveceria Nacional Dominicana C por A
03-27-12	16.000	200,000	(c,d)	192,180
Del Monte Corp.
10-15-19	7.500	595,000	(d)	608,388
Kraft Foods, Inc.
Senior Unsecured
08-11-17	6.500	280,000		325,192
02-01-18	6.125	1,310,000		1,486,715
Marfrig Overseas Ltd.
11-16-16	9.625	120,000	(c,d)	119,400
05-04-20	9.500	200,000	(c,d)	195,500
MHP SA
04-29-15	10.250	512,000	(c,d)	485,943
Michael Foods, Inc.
Senior Notes
07-15-18	9.750	455,000	(d)	466,944
Pinnacle Foods Finance LLC/Corp.
04-01-17	10.625	399,000		415,958
Pinnacle Foods Finance LLC/Corp.
Senior Unsecured
04-01-15	9.250	453,000	(d)	462,060
US Foodservice
Senior Notes
06-30-15	10.250	301,000	(d)	299,495

Total				5,680,788

Gaming (2.4%)
Boyd Gaming Corp.
Senior Subordinated Notes
02-01-16	7.125	1,125,000		925,313
Circus & Eldorado Joint Venture/Silver Legacy Capital Corp.
1st Mortgage
03-01-12	10.125	220,000		203,500
FireKeepers Development Authority
Senior Secured
05-01-15	13.875	855,000	(d)	986,456
MGM Resorts International
Senior Secured
11-15-17	11.125	525,000		578,813
MGM Resorts International
Senior Unsecured
03-01-18	11.375	560,000	(d,p)	526,400
Pinnacle Entertainment, Inc.
06-15-15	7.500	285,000		267,188
05-15-20	8.750	1,589,000	(d)	1,485,714
Pokagon Gaming Authority
Senior Notes
06-15-14	10.375	1,261,000	(d)	1,305,134
San Pasqual Casino
09-15-13	8.000	76,000	(d)	72,200

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
Seminole Indian Tribe of Florida
Senior Secured
10-01-20	6.535	275,000	(d)	245,633
Seneca Gaming Corp.
Senior Unsecured
05-01-12	7.250	373,000		364,608
Shingle Springs Tribal Gaming Authority
Senior Notes
06-15-15	9.375	1,150,000	(d)	911,375
Tunica-Biloxi Gaming Authority
Senior Unsecured
11-15-15	9.000	402,000	(d)	361,800

Total				8,234,134

Gas Distributors (0.2%)
Niska Gas Storage US LLC/Canada ULC
Senior Unsecured
03-15-18	8.875	566,000	(d)	582,290
Gas Pipelines (2.5%)
CenterPoint Energy Resources Corp.
Senior Unsecured
02-15-11	7.750	375,000		389,552
Colorado Interstate Gas Co.
Senior Unsecured
11-15-15	6.800	3,219,000		3,709,108
El Paso Corp.
Senior Unsecured
06-15-14	6.875	805,000		819,631
Northwest Pipeline GP
Senior Unsecured
04-15-17	5.950	500,000		546,283
Regency Energy Partners LP/Finance Corp.
12-15-13	8.375	140,000		144,200
06-01-16	9.375	430,000	(d)	459,025
Southern Star Central Corp.
Senior Notes
03-01-16	6.750	575,000		556,313
TransCapitalInvest Ltd. for OJSC AK Transneft
Senior Unsecured
03-05-14	5.670	830,000	(c,d)	845,981
Transcontinental Gas Pipe Line Co. LLC
Senior Unsecured
08-15-11	7.000	1,150,000		1,211,105

Total				8,681,198

Health Care (2.2%)
American Renal Holdings
Senior Secured
05-15-18	8.375	217,000	(d)	214,830
Capella Healthcare, Inc.
07-01-17	9.250	150,000	(d)	151,125
DaVita, Inc.
03-15-15	7.250	440,000		440,000
HCA, Inc.
Secured
11-15-16	9.250	950,000		1,007,000

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
HCA, Inc.
Senior Secured
09-15-20	7.250	500,000		502,500
Healthsouth Corp.
02-15-20	8.125	950,000		931,000
IASIS Healthcare LLC/Capital Corp.
06-15-14	8.750	535,000		532,325
Omnicare, Inc.
12-15-15	6.875	500,000		500,000
Radiation Therapy Services, Inc.
Senior Subordinated Notes
04-15-17	9.875	865,000	(d)	843,375
Select Medical Corp.
02-01-15	7.625	1,455,000		1,367,700
Vanguard Health Holding Co. II LLC/Inc.
02-01-18	8.000	1,149,000		1,103,040

Total				7,592,895

Home Construction (0.7%)
Beazer Homes USA, Inc.
07-15-15	9.125	1,177,000		1,097,553
K Hovnanian Enterprises, Inc.
Senior Secured
10-15-16	10.625	1,045,000		1,045,000
KB Home
06-15-15	6.250	210,000		186,900

Total				2,329,453

Independent Energy (2.9%)
Anadarko Petroleum Corp.
Senior Unsecured
09-15-16	5.950	265,000		228,085
Berry Petroleum Co.
Senior Subordinated Notes
11-01-16	8.250	50,000		48,375
Berry Petroleum Co.
Senior Unsecured
06-01-14	10.250	550,000		591,250
Chesapeake Energy Corp.
01-15-16	6.625	980,000		995,925
Continental Resources, Inc.
10-01-20	7.375	212,000	(d)	209,880
Denbury Resources, Inc.
03-01-16	9.750	715,000		772,200
Forest Oil Corp.
02-15-14	8.500	1,120,000		1,167,600
Hilcorp Energy I LP/Finance Co.
Senior Unsecured
11-01-15	7.750	800,000	(d)	788,000
Petrohawk Energy Corp.
07-15-13	9.125	550,000		573,375
06-01-15	7.875	625,000		626,563
Pioneer Natural Resources Co.
Senior Unsecured
01-15-20	7.500	80,000		82,400
Quicksilver Resources, Inc.
08-01-15	8.250	995,000		980,075
Range Resources Corp.
05-01-18	7.250	1,250,000		1,243,749

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
SandRidge Energy, Inc.
06-01-18	8.000	490,000	(d)	453,250
SandRidge Energy, Inc.
Pay-in-kind
04-01-15	8.625	110,000	(j)	106,838
Southwestern Energy Co.
Senior Notes
02-01-18	7.500	1,000,000		1,062,500

Total				9,930,065

Integrated Energy (0.5%)
Lukoil International Finance BV
11-05-19	7.250	1,100,000	(c,d)	1,131,518
TNK-BP Finance SA
03-13-18	7.875	425,000	(c,d)	446,250

Total				1,577,768

Media Cable (2.2%)
Cablevision Systems Corp.
Senior Notes
09-15-17	8.625	1,000,000	(d)	1,020,000
CCO Holdings LLC/Capital Corp.
04-30-18	7.875	370,000	(d)	370,925
04-30-20	8.125	158,000	(d)	161,555
Cequel Communications Holdings I LLC/Capital Corp.
Senior Unsecured
11-15-17	8.625	1,275,000	(d)	1,270,218
Charter Communications Operating LLC/Capital
Secured
04-30-12	8.000	1,000,000	(d)	1,040,000
Comcast Corp.
03-15-11	5.500	750,000		772,095
07-01-39	6.550	60,000		65,615
CSC Holdings LLC
Senior Unsecured
06-15-15	8.500	500,000		517,500
DISH DBS Corp.
02-01-16	7.125	650,000		651,625
Mediacom LLC/Capital Corp.
08-15-19	9.125	584,000		563,560
Virgin Media Secured Finance PLC
Senior Secured
01-15-18	6.500	1,037,000	(c,d)	1,018,535

Total				7,451,628

Media Non Cable (2.0%)
Clear Channel Worldwide Holdings, Inc.
12-15-17	9.250	830,000	(d)	834,150
Gray Television, Inc.
Senior Secured
06-29-15	10.500	1,092,000	(d)	1,070,160
Intelsat Jackson Holdings SA
06-15-16	11.250	465,000	(c)	495,225
Intelsat Subsidiary Holding Co. SA
01-15-15	8.875	500,000	(c,d)	510,000
Lamar Media Corp.
04-01-14	9.750	715,000		779,350
Nielsen Finance LLC/Co.
08-01-14	10.000	1,096,000		1,120,659

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
Reed Elsevier Capital, Inc.
08-01-11	6.750	300,000		316,968
RR Donnelley & Sons Co.
Senior Unsecured
01-15-17	6.125	300,000		301,290
Salem Communications Corp.
Senior Secured
12-15-16	9.625	505,000		520,150
Sirius XM Radio, Inc.
04-01-15	8.750	290,000	(d,p)	288,550
Sirius XM Radio, Inc.
Senior Secured
09-01-15	9.750	545,000	(d)	579,063
The Interpublic Group of Companies, Inc.
Senior Unsecured
07-15-17	10.000	75,000		82,688

Total				6,898,253

Metals (1.7%)
Aleris International, Inc.
Senior Unsecured
06-01-20	6.000	3,093		3,093
Arch Coal, Inc.
08-01-16	8.750	2,033,000	(d)	2,119,402
Consol Energy, Inc.
04-01-17	8.000	741,000	(d)	768,788
04-01-20	8.250	599,000	(d)	626,704
Noranda Aluminum Acquisition Corp.
Pay-in-kind
05-15-15	5.373	1,844,769	(h,j)	1,420,472
Novelis, Inc.
02-15-15	7.250	110,000	(c)	106,150
Vedanta Resources PLC
Senior Unsecured
07-18-18	9.500	600,000	(c,d)	638,607

Total				5,683,216

Non Captive Consumer (0.3%)
American General Finance Corp.
Senior Unsecured
12-15-17	6.900	1,297,000		1,039,221

Non Captive Diversified (1.6%)
Ally Financial, Inc.
03-15-20	8.000	2,398,000	(d)	2,344,045
CIT Group, Inc.
Senior Secured
05-01-16	7.000	475,000		433,438
05-01-17	7.000	1,525,000		1,372,500
Ford Motor Credit Co. LLC
Senior Unsecured
04-15-15	7.000	597,000		590,534
12-15-16	8.000	395,000		403,923
General Electric Capital Corp.
Senior Unsecured
01-10-39	6.875	385,000		425,091

Total				5,569,531

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
Oil Field Services (1.6%)
Expro Finance Luxembourg SCA
Senior Secured
12-15-16	8.500	1,005,000	(c,d)	960,066
Gaz Capital SA for Gazprom
Secured
07-31-14	8.125	380,000	(c,d)	413,250
Gaz Capital SA for Gazprom
Senior Unsecured
11-22-16	6.212	400,000	(c,d)	403,520
04-11-18	8.146	450,000	(c,d)	491,063
03-07-22	6.510	300,000	(c,d)	289,050
08-16-37	7.288	300,000	(c,d)	296,100
Gazstream SA for Gazprom OAO
07-22-13	5.625	24,347	(c,d)	24,773
KazMunaiGaz Finance Sub BV
01-23-15	11.750	400,000	(c,d)	494,000
07-02-18	9.125	850,000	(c,d)	986,000
05-05-20	7.000	400,000	(c,d)	403,945
McJunkin Red Man Corp.
Senior Secured
12-15-16	9.500	772,000	(d)	734,365

Total				5,496,132

Other Financial Institutions (0.4%)
Cardtronics, Inc.
08-15-13	9.250	1,339,000		1,345,695

Other Industry (0.2%)
Aquilex Holdings LLC/Finance Corp.
Senior Notes
12-15-16	11.125	553,000	(d)	551,617
Chart Industries, Inc.
10-15-15	9.125	170,000		170,638

Total				722,255

Packaging (1.2%)
Ball Corp.
09-01-19	7.375	650,000		676,000
Crown Americas LLC/Capital Corp. II
05-15-17	7.625	750,000	(d)	776,250
Owens-Brockway Glass Container, Inc.
05-15-16	7.375	1,050,000		1,094,625
Reynolds Group Issuer, Inc./LLC
Senior Notes
05-15-18	8.500	455,000	(d)	444,315
Silgan Holdings, Inc.
Senior Unsecured
08-15-16	7.250	1,035,000		1,060,875

Total				4,052,065

Paper (0.8%)
Boise Cascade LLC
10-15-14	7.125	116,000		109,185
Cascades, Inc.
12-15-17	7.750	1,300,000	(c)	1,293,500
Georgia-Pacific LLC
06-15-15	7.700	950,000		990,375
05-01-16	8.250	235,000	(d)	250,569

Total				2,643,629

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
Pharmaceuticals (0.3%)
Mylan, Inc.
07-15-20	7.875	540,000	(d)	550,800
Patheon, Inc.
Senior Secured
04-15-17	8.625	372,000	(c,d)	367,350

Total				918,150

Railroads (—%)
CSX Corp.
Senior Unsecured
03-15-13	5.750	100,000		109,292

Retailers (0.7%)
Michaels Stores, Inc.
11-01-16	11.375	95,000		98,800
QVC, Inc.
Senior Secured
04-15-17	7.125	468,000	(d)	460,980
10-15-20	7.375	468,000	(d)	457,470
Rite Aid Corp.
Senior Secured
03-01-17	7.500	240,000		212,400
The Neiman Marcus Group, Inc.
10-15-15	10.375	465,000	(p)	473,138
Toys R Us Property Co. I LLC
07-15-17	10.750	561,000	(d)	615,697

Total				2,318,485

Technology (1.6%)
Amkor Technology, Inc.
Senior Unsecured
05-01-18	7.375	491,000	(d)	478,725
Avaya, Inc.
11-01-15	9.750	325,000		304,688
First Data Corp.
09-24-15	9.875	1,240,000		942,400
Freescale Semiconductor, Inc.
Senior Secured
04-15-18	9.250	65,000	(d)	64,188
Iron Mountain, Inc.
Senior Subordinated Notes
08-15-21	8.375	760,000		779,000
NXP BV/Funding LLC
Senior Secured
10-15-13	3.053	1,234,000	(c,h)	1,055,069
SS&C Technologies, Inc.
12-01-13	11.750	510,000		532,950
Sungard Data Systems, Inc.
08-15-15	10.250	684,000		706,230
Trans Union LLC/Financing Corp.
06-15-18	11.375	415,000	(d)	436,788
WireCo WorldGroup, Inc.
Senior Unsecured
05-15-17	9.500	390,000	(d)	393,900

Total				5,693,938

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
Transportation Services (0.4%)
American Petroleum Tankers LLC/Co.
Senior Secured
05-01-15	10.250	430,000	(d)	434,300
ERAC USA Finance LLC
10-15-37	7.000	755,000	(d)	822,723

Total				1,257,023

Wireless (1.3%)
CC Holdings GS V LLC/Crown Castle GS III Corp.
Senior Secured
05-01-17	7.750	138,000	(d)	145,935
Clearwire Communications LLC/Finance, Inc.
Senior Secured
12-01-15	12.000	314,500	(d)	316,072
Cricket Communications, Inc.
Senior Secured
05-15-16	7.750	375,000		382,500
Crown Castle International Corp.
Senior Unsecured
11-01-19	7.125	535,000		524,300
Nextel Communications, Inc.
08-01-15	7.375	500,000		475,000
SBA Telecommunications, Inc.
08-15-16	8.000	780,000	(d)	807,300
08-15-19	8.250	280,000	(d)	294,700
Sprint Nextel Corp.
Senior Unsecured
08-15-17	8.375	527,000		527,000
United States Cellular Corp.
Senior Unsecured
12-15-33	6.700	155,000		159,377
Wind Acquisition Finance SA
Secured
07-15-17	11.750	750,000	(c,d)	768,750

Total				4,400,934

Wirelines (3.6%)
AT&T, Inc.
Senior Unsecured
03-15-11	6.250	5,000		5,181
02-15-39	6.550	930,000		1,041,685
Cincinnati Bell, Inc.
10-15-17	8.250	155,000		144,925
Integra Telecom Holdings, Inc.
Senior Secured
04-15-16	10.750	462,000	(d)	458,535
ITC Deltacom, Inc.
Senior Secured
04-01-16	10.500	1,433,000	(d)	1,386,427
Level 3 Financing, Inc.
02-15-17	8.750	1,030,000		890,950
New Communications Holdings, Inc.
Senior Notes
04-15-15	7.875	104,000	(d)	105,040
04-15-17	8.250	260,000	(d)	261,950

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
PAETEC Holding Corp.
06-30-17	8.875	374,000		374,000
PAETEC Holding Corp.
Senior Secured
06-30-17	8.875	349,000	(d)	349,873
Qtel International Finance Ltd.
06-10-19	7.875	600,000	(c,d)	701,461
Qwest Corp.
Senior Unsecured
06-15-15	7.625	405,000		433,350
Telecom Italia Capital SA
10-01-15	5.250	255,000	(c)	257,359
TELUS Corp.
Senior Unsecured
06-01-11	8.000	1,385,000	(c)	1,468,207
tw telecom holdings, inc.
03-01-18	8.000	427,000	(d)	434,473
Verizon New York, Inc.
Senior Unsecured
04-01-12	6.875	1,603,000		1,732,153
04-01-32	7.375	1,190,000		1,345,664
Windstream Corp.
03-15-19	7.000	1,100,000		1,014,750

Total				12,405,983

Total Bonds (Cost: $264,162,475)				$279,738,014

Senior Loans (13.2%)(n)

	Coupon	Principal
Borrower	Rate	amount		Value(a)
Aerospace & Defense (0.2%)
Oshkosh Truck Corp.
Tranche B Term Loan
12-06-13	6.540%	$132,644		$132,707
Spirit AeroSystems, Inc.
Tranche B1 Term Loan
09-30-13	2.050	199,149		192,328
TransDigm, Inc.
Term Loan
06-23-13	2.538	200,000		193,000
Triumph Group, Inc.
Term Loan
06-16-16	3.500	50,000		49,938
Wesco Aircraft Hardware Corp.
1st Lien Term Loan
09-30-13	2.600	116,076		110,707
Wesco Aircraft Hardware Corp.
2nd Lien Term Loan
03-28-14	6.100	125,000		118,438

Total				797,118

Airlines (0.1%)
United Airlines, Inc.
Tranche B Term Loan
02-01-14	2.313-2.375	448,566		385,542

	Coupon	Principal
Borrower	Rate	Amount		Value(a)
Automotive (0.3%)
Allison Transmission, Inc.
Term Loan
08-07-14	3.050-3.110	97,925		89,014
DaimlerChrysler Financial Services Americas LLC
2nd Lien Term Loan
08-05-13	6.850	200,000		198,792
Delphi Holdings LLP
Tranche A Term Loan
10-06-14	5.284	183		171
Delphi Holdings LLP
Tranche B Term Loan
10-06-14	5.284	1,851		1,731
Ford Motor Co.
Tranche B2 Term Loan
12-15-13	3.350	298,496		280,120
Goodyear Engineered Product
Delayed Draw Term Loan
07-31-14	2.850	6,109		5,099
Goodyear Engineered Product
Term Loan
07-31-14	2.850	42,656		35,600
Tenneco, Inc.
Tranche B Term Loan
06-03-16	5.088	50,000		49,875
The Goodyear Tire & Rubber Co.
2nd Lien Term Loan
04-30-14	2.240	263,297		242,102

Total				902,504

Brokerage (—%)
Nuveen Investments, Inc.
1st Lien Term Loan
11-13-14	3.328-3.533	112,700		93,682
Building Materials (0.1%)
Custom Building Products, Inc.
Term Loan
03-19-15	5.750	91,186		90,275
Springs Window Fashions LLC
Tranche B Term Loan
12-31-12	3.313	147,400		138,924
The Hillman Group, Inc.
Term Loan
05-31-16	5.500	100,000		99,833

Total				329,032

Chemicals (1.0%)
Brenntag Holding Gmbh & Co. KG
2nd Lien Term Loan
06-23-15	6.473	125,000	(c)	122,084
Brenntag Holding Gmbh & Co. KG
Term Loan
01-20-14	4.066-4.143	23,563	(c)	23,210
Brenntag Holding Gmbh & Co. KG
Tranche B2 Term Loan
01-20-14	4.066-4.083	159,861	(c)	157,063

	Coupon	Principal
Borrower	Rate	Amount		Value(a)
Celanese US Holdings LLC
Term Loan
04-02-14	0.351-1.750	525,455		496,554
Chemtura Corp.
Debtor In Possession
Term Loan
02-11-11	4.250	325,000	(k)	325,543
Hexion Specialty Chemicals, Inc.
Tranche C1B Term Loan
05-05-15	4.313	130,599		118,192
Hexion Specialty Chemicals, Inc.
Tranche C2B Term Loan
05-05-15	4.313	57,850		52,354
Hexion Specialty Chemicals,Inc.
Tranche C5B Term Loan
05-05-15	4.313	97,250		86,553
Huntsman International LLC
Tranche B Term Loan
04-19-14	2.078-2.184	158,839		146,728
Huntsman International LLC
Tranche C Term Loan
06-30-16	2.597-2.684	128,186		119,420
Kraton Polymers LLC
Term Loan
05-12-13	2.375	65,174		61,305
Lyondell Chemical Co.
Term Loan
04-08-16	5.500	150,000		150,584
Lyondell Chemical Co.
Debtor In Possession
Term Loan
05-01-18	11.000	26,667	(k)	28,600
Millenium Chemicals
1st Lien Term Loan
05-15-14	2.783	155,394		141,668
Millenium Chemicals
2nd Lien Term Loan
11-15-14	6.283	125,000		112,916
Nalco Co.
Term Loan
05-13-16	6.500	173,688		173,036
PQ Corp.
1st Lien Term Loan
07-30-14	3.590-3.600	73,688		66,585
Rockwood Specialties Group, Inc.
Tranche H Term Loan
05-15-14	6.000	125,000		125,000
Solutia, Inc.
Term Loan
03-17-17	4.750	275,000		274,269
Styron S.A.R.L.
Term Loan
TBD	TBD	225,000	(c,m,o)	224,507
Univar, Inc.
Tranche B Term Loan
10-10-14	3.347	496,211		466,438

Total				3,472,609

	Coupon	Principal
Borrower	Rate	Amount	Value(a)
Construction Machinery (0.4%)
Bucyrus International, Inc.
Tranche C Term Loan
02-19-16	4.500	249,386	248,216
Flowserve Corp.
Term Loan
08-10-12	2.063	612,723	605,320
The Manitowoc Co., Inc.
Tranche A Term Loan
11-06-13	4.813	350,000	344,313
The Manitowoc Co., Inc.
Tranche B Term Loan
11-06-14	7.500	69,431	69,074

Total			1,266,923

Consumer Cyclical Services (0.2%)
Affinion Group, Inc.
Tranche B Term Loan
10-09-16	5.000	200,000	190,084
Live Nation Entertainment, Inc.
Tranche B Term Loan
11-07-16	4.500	75,000	74,344
The ServiceMaster Co.
Delayed Draw Term Loan
07-24-14	2.850	20,325	18,547
The ServiceMaster Co.
Letter of Credit
07-24-14	0.408	175,000	157,792
The ServiceMaster Co.
Term Loan
07-24-14	2.850-3.040	204,098	186,239

Total			627,006

Consumer Products (0.2%)
Amscan Holdings, Inc.
Term Loan
05-27-13	2.788-4.500	200,547	190,018
Fender Musical Instruments Corp.
Delayed Draw Term Loan
06-09-14	2.610	14,457	12,710
Fender Musical Instruments Corp.
Term Loan
06-09-14	2.790	28,619	25,161
Jarden Corp.
Tranche B1 Term Loan
01-24-12	2.283	78,946	76,958
Jarden Corp.
Tranche B4 Term Loan
01-26-15	3.783	300,511	295,027
Prestige Brands, Inc.
Term Loan
03-24-16	4.750	75,000	74,563

Total			674,437

Diversified Manufacturing (0.3%)
Contech Construction Products, Inc.
Term Loan
01-31-13	2.350	363,269	278,809

	Coupon	Principal
Borrower	Rate	Amount		Value(a)
IMG Worldwide, Inc.
Tranche B Term Loan
06-15-15	7.250	200,000		194,000
Mueller Water Products, Inc.
Tranche B Term Loan
05-24-14	5.338-5.533	9,679		9,601
N.E.W. Holdings I LLC
Term Loan
03-23-16	6.000	297,857		292,197
Sensus USA, Inc.
Tranche B3 Term Loan
06-03-13	7.000	223,313		223,313

Total				997,920

Electric (0.5%)
Boston Generating LLC
1st Lien Letter of Credit
12-20-13	0.408-2.375	34,891		29,282
Boston Generating LLC
1st Lien Term Loan
12-20-13	0.408-2.375	9,769		8,199
Boston Generating LLC
Tranche B 1st Lien Term Loan
12-20-13	2.783	152,580		128,053
Calpine Corp.
Term Loan
TBD	TBD	100,000	(m,o)	98,875
Covanta Energy Corp.
Term Loan
02-10-14	1.813-1.938	1,008		933
Dynegy Holdings, Inc.
Letter of Credit
04-02-13	4.100	184,888		173,471
Energy Future Holdings
Tranche B2 Term Loan
10-10-14	3.850-4.066	490,885		362,395
FirstLight Power Resources, Inc.
Synthetic Letter of Credit
11-01-13	0.413-2.650	571		526
FirstLight Power Resources, Inc.
Tranche B 1st Lien Term Loan
11-01-13	0.413-2.650	33,949		31,318
Great Point Power LLC
Term Loan
03-10-17	5.500	100,000		99,000
NRG Energy, Inc.
Credit Linked Deposit
02-01-13	0.433-1.850	51,826		49,537
NRG Energy, Inc.
Term Loan
02-01-13	2.283	78,784		75,304
RRI Energy, Inc.
Letter of Credit
06-30-14	0.346	50,000		48,782
TPF Generation Holdings LLC
1st Lien Synthetic Letter of Credit
12-15-13	0.433	126,823		116,624

	Coupon	Principal
Borrower	Rate	Amount	Value(a)
TPF Generation Holdings LLC
1st Lien Term Loan
12-15-13	2.290	321,320	295,480
TPF Generation Holdings LLC
Synthetic Revolving Deposit Term Loan
12-15-11	0.433	38,872	35,746

Total			1,553,525

Entertainment (0.4%)
24 Hour Fitness Worldwide, Inc.
Tranche B Term Loan
04-22-16	6.750	225,000	208,125
AMC Entertainment, Inc.
Term Loan
01-28-13	2.097	101,838	97,109
Carmike Cinemas, Inc.
Term Loan
01-27-16	5.500	188,179	186,902
Cinemark USA, Inc.
Term Loan
04-30-16	3.550-3.680	199,500	193,365
HIT Entertainment, Inc.
2nd Lien Term Loan
02-26-13	5.850	200,000	127,000
Regal Cimemas Corp.
Term Loan
11-19-16	4.033	119,951	117,017
Six Flags Theme Parks, Inc.
2nd Lien Term Loan
12-31-16	9.250	25,000	24,950
Six Flags Theme Parks, Inc.
Tranche B 1st Lien Term Loan
06-30-16	6.000	75,000	73,463
Sunshine Acquisition Ltd.
Term Loan
06-01-12	5.597	354,652	329,698
Universal City Development Partners Ltd.
Term Loan
11-06-14	5.500	74,625	74,214

Total			1,431,843

Environmental (0.1%)
Synagro Technologies, Inc.
1st Lien Term Loan
04-02-14	2.350	199,487	171,060

Food and Beverage (0.7%)
Advantage Sales & Marketing, Inc.
1st Lien Term Loan
05-05-16	5.000	75,000	74,156
Aramark Corp.
1st Letter of Credit
01-26-14	0.197	7,710	7,189
Aramark Corp.
2nd Letter of Credit
07-26-16	0.197	13,888	13,357

	Coupon	Principal
Borrower	Rate	Amount		Value(a)
Aramark Corp.
Term Loan
01-26-14	2.408	117,231		109,318
Aramark Corp.
Tranche B Term Loan
07-26-16	3.783	211,171		203,103
Constellation Brands, Inc.
Tranche B Term Loan
06-05-13	1.875	138,483		134,081
06-05-15	3.125	203,984		200,210
Dean Foods Co.
Tranche B Term Loan
04-02-14	1.675	447,517		414,374
Dole Food Co., Inc.
Tranche B1 Term Loan
TBD	TBD	57,266	(m,o)	57,083
03-02-17	5.000-5.500	28,235		28,145
Dole Food Co., Inc.
Tranche C1 Term Loan
TBD	TBD	142,234	(c,m,o)	141,780
03-02-17	5.000-5.500	70,130	(c)	69,906
Fresh Start Bakeries
Tranche B Term Loan
09-29-13	2.530	364,361		347,054
Michael Foods, Inc.
Tranche B Term Loan
TBD	TBD	150,000	(m,o)	149,720
Pierre Foods, Inc.
Term Loan
03-03-16	7.000	98,750		98,543
WM. Bolthouse Farms, Inc.
1st Lien Term Loan
TBD	TBD	49,875	(m,o)	49,413
02-11-16	5.500	100,000		99,074
WM. Bolthouse Farms, Inc.
2nd Lien Term Loan
08-11-16	9.500	200,000		198,562

Total				2,395,068

Gaming (0.6%)
Ameristar Casinos, Inc.
Term Loan
11-10-12	3.555	311,023		307,848
BLB Worldwide Holdings, Inc.
Term Loan
07-18-11	2.510	262,900		186,002
Cannery Casino Resorts LLC
1st Lien Delayed Draw Term Loan
05-18-13	4.601	238,226		213,510
Cannery Casino Resorts LLC
1st Lien Term Loan
05-17-13	4.598	288,114		258,222
Cannery Casino Resorts LLC
2nd Lien Term Loan
05-18-14	4.598	25,000		20,146
Golden Nugget, Inc.
2nd Lien Term Loan
12-31-14	3.600	50,000		27,500

	Coupon	Principal
Borrower	Rate	Amount		Value(a)
Greektown Holdings LLC
Tranche B Term Loan
12-03-12	0.000	83,836	(b,l)	91,102
Green Valley Ranch Gaming LLC
2nd Lien Term Loan
08-16-14	0.000	300,000	(b,l)	7,500
Greenwood Racing, Inc.
Term Loan
11-28-11	2.600	200,000		193,500
Harrah’s Operating Co., Inc.
Tranche B1 Term Loan
01-28-15	3.316	300,000		248,865
Las Vegas Sands LLC
Delayed Draw Term Loan
TBD	TBD	20,958	(m,o)	18,516
05-23-14	2.100	57,374		50,690
Las Vegas Sands LLC
Tranche B Term Loan
TBD	TBD	103,721	(m,o)	91,638
05-23-14	2.100	264,500		233,686
Seminole Tribe of Florida
Tranche B1 Delayed Draw Term Loan
03-05-14	2.063	30,556		28,341
Seminole Tribe of Florida
Tranche B2 Delayed Draw Term Loan
03-05-14	2.063	110,137		102,152
Seminole Tribe of Florida
Tranche B3 Delayed Draw Term Loan
03-05-14	2.063	80,270		74,450

Total				2,153,668

Gas Pipelines (—%)
Calumet Lubricants Co. LP
Letter of Credit
01-03-15	0.142-4.000	14,368		12,895
Calumet Lubricants Co. LP
Term Loan
01-03-15	4.436	106,400		95,494
Targa Resources, Inc.
Term Loan
07-05-16	5.750	48,132		47,811

Total				156,200

Health Care (1.1%)
AGA Medical Corp.
Tranche B Term Loan
04-28-13	2.310-2.630	100,000		89,750
Alliance HealthCare Services, Inc.
Term Loan
06-01-16	5.500	124,375		121,680
AMN Healthcare, Inc.
Tranche B Term Loan
12-23-13	6.250	74,063		72,952
Ardent Medical Services, Inc.
Term Loan
09-15-15	6.500	200,000		193,876

	Coupon	Principal
Borrower	Rate	Amount	Value(a)
Biomet, Inc.
Term Loan
03-25-15	3.347-3.538	146,475	140,359
Carestream Health
1st Lien Term Loan
04-30-13	2.347	246,430	231,588
Caris Diagnostics, Inc.
Term Loan
01-29-16	7.250	99,750	97,256
CHG Healthcare Services
2nd Lien Term Loan
12-20-13	6.347	100,000	96,000
Community Health Systems, Inc.
Delayed Draw Term Loan
07-25-14	2.788	11,789	10,978
Community Health Systems, Inc.
Term Loan
07-25-14	2.788	230,390	214,550
DaVita, Inc.
Tranche B1 Term Loan
10-05-12	1.850-2.040	280,893	272,888
Emdeon Business Services LLC
1st Lien Term Loan
11-18-13	2.350-2.540	167,394	160,908
HCA, Inc.
Tranche B1 Term Loan
11-18-13	2.783	324,432	305,524
Health Management Associates, Inc.
Tranche B Term Loan
02-28-14	2.283	282,897	263,259
Iasis Healthcare LLC
Delayed Draw Term Loan
03-14-14	2.347	468,601	437,168
Iasis Healthcare LLC
Synthetic Letter of Credit
03-14-14	0.016	127,186	118,654
Inverness Medical
1st Lien Term Loan
06-26-14	2.347-4.250	48,625	45,725
Inverness Medical
2nd Lien Term Loan
06-26-15	4.597	500,000	477,501
National Mentor Holdings, Inc.
Letter of Credit
06-29-13	0.147	7,161	6,337
National Mentor Holdings, Inc.
Tranche B Term Loan
06-29-13	2.540	115,441	102,165
Select Medical Corp.
Tranche B Term Loan
02-24-12	2.484	52,723	50,482
Select Medical Corp.
Tranche B1 Term Loan
08-22-14	4.234	150,000	144,000
Skilled Healthcare Group, Inc.
Delayed Draw Term Loan
04-09-16	1.875-5.250	4,167	4,111
Skilled Healthcare Group, Inc.
Term Loan
04-09-16	5.250	45,833	45,222

	Coupon	Principal
Borrower	Rate	Amount		Value(a)
Vanguard Health Holding Co. II LLC
Term Loan
01-29-16	5.000	100,000		98,393

Total				3,801,326

Independent Energy (0.1%)
Riverside Energy Center
Term Loan
06-24-11	4.588	128,394		127,111
Rocky Mountain Energy Center LLC
Credit Linked Deposit
06-24-11	0.238-4.350	12,737		12,610
Rocky Mountain Energy Center LLC
Term Loan
06-24-11	4.588	49,968		49,468
Venoco, Inc.
2nd Lien Term Loan
05-07-14	4.375	140,302		124,448

Total				313,637

Life Insurance (—%)
Conseco, Inc.
Term Loan
10-10-13	7.500	125,000		120,651

Media Cable (0.5%)
Cequel Communications LLC
Term Loan
11-05-13	2.292	213,090		202,259
Citadel Broadcasting Corp.
Term Loan
06-03-15	11.000	18,307		19,054
CSC Holdings LLC
Tranche B2 Term Loan
03-29-16	1.500-2.100	363,832		352,362
Mediacom Communications Corp.
Tranche D2 Term Loan
01-31-15	2.080	355,873		328,670
Mediacom Communications Corp.
Tranche E Term Loan
10-23-17	4.500	300,000		283,950
Quebecor Media
Tranche B Term Loan
01-17-13	2.303	119,138		114,074
Telesat Canada
Term Loan I
10-31-14	3.350	90,053	(c)	85,776
Telesat Canada
Term Loan II
10-31-14	3.350	7,735	(c)	7,367
TWCC Holding Corp.
Term Loan
09-14-15	5.000	98,430		97,920
UPC Financing Partnership
Tranche T Term Loan
12-30-16	4.251	250,000		234,375

	Coupon	Principal
Borrower	Rate	Amount		Value(a)
WideOpenWest Finance LLC
Series A Term Loan
06-30-14	6.807-8.750	123,443		121,900

Total				1,847,707

Media Non Cable (1.9%)
CanWest Mediaworks LP
Tranche D Term Loan
07-10-14	4.250	49,125	(c)	47,979
Cengage Learning Acquisitions, Inc.
Term Loan
07-03-14	3.030	548,731		472,903
Clear Channel Communications, Inc.
Tranche B Term Loan
01-29-16	3.997	475,000		361,741
CMP Susquehanna Corp.
Term Loan
05-05-13	2.375	249,295		211,900
Cumulus Media, Inc.
Term Loan
06-11-14	4.347	102,717		92,446
CW Media Holdings, Inc.
Tranche B Term Loan
02-16-15	3.533-5.250	184,875	(c)	179,445
Deluxe Entertainment Services Group, Inc.
Tranche A Credit Linked Deposit
05-11-13	0.433	13,924		12,322
Deluxe Entertainment Services Group, Inc.
Tranche B Term Loan
05-11-13	6.250	220,188		194,866
Deluxe Entertainment Services Group, Inc.
Tranche C Term Loan
05-11-13	6.250	23,475		20,775
Emmis Operating Co.
Tranche B Term Loan
11-01-13	4.432-4.537	223,876		195,332
GateHouse Media Operating, Inc.
Term Loan
08-28-14	2.600	698,528		282,408
Gray Television, Inc.
Tranche B Term Loan
12-31-14	0.750-5.750	165,962		154,897
Intelsat Corp.
Tranche B2A Term Loan
01-03-14	2.792	161,675		149,711
Intelsat Corp.
Tranche B2B Term Loan
01-03-14	2.792	161,625		149,665
Intelsat Corp.
Tranche B2C Term Loan
01-03-14	2.792	161,625		149,665
Intelsat Jackson Holdings Ltd.
Term Loan
02-01-14	2.804-3.292	625,000		559,661
Lamar Media Corp.
Tranche B Term Loan
12-30-16	4.250	188		187

	Coupon	Principal
Borrower	Rate	Amount		Value(a)
Lodgenet Entertainment Corp.
Term Loan
04-04-14	2.540	216,836		196,599
MediaNews Group, Inc.
Term Loan
03-19-14	8.500	42,105		38,736
Newsday LLC
Term Loan
08-01-13	6.553	25,000		25,000
Nielsen Finance LLC
Tranche B Term Loan
05-01-16	4.100	248,744		238,846
Penton Media, Inc.
1st Lien Term Loan
08-01-14	5.000	485,501		345,919
Quad/Graphics, Inc.
Term Loan
TBD	TBD	100,000	(m,o)	95,750
Revolution Studios Distribution Co. LLC
Tranche B Term Loan
12-21-14	4.100	270,218		229,685
Sinclair Television Group, Inc.
Tranche B Term Loan
10-29-15	6.750	138,636		138,636
Spanish Broadcasting System, Inc.
1st Lien Term Loan
06-10-12	2.290	369,013		333,957
Tribune Co.
Tranche B Term Loan
06-04-14	0.000	98,750	(b,l)	59,892
Tribune Co.
Tranche X Term Loan
06-04-09	0.000	17,067	(b,l)	10,103
Univision Communications, Inc.
Term Loan
09-29-14	2.597	794,953		661,911
World Color Press, Inc. and World Color USA Corp.
Term Loan
07-23-12	9.000	198,917		198,917
Zuffa LLC
Term Loan
06-19-15	2.438-7.500	223,434		219,123

Total				6,028,977

Metals (0.1%)
Aleris International, Inc.
Tranche B1 Term Loan
12-19-13	0.000	59,257	(b,l)	252
John Maneely Co.
Term Loan
12-09-13	3.550-3.554	97,443		91,677
Noranda Aluminum Acquisition Corp.
Tranche B Term Loan
05-18-14	2.538	124,295		112,901
Novelis Corp.
Term Loan
07-06-14	2.540	201,007		188,696
Novelis, Inc.
Term Loan
07-06-14	2.350	91,362	(c)	85,766

Total				479,292

	Coupon	Principal
Borrower	Rate	Amount		Value(a)
Non Captive Consumer (0.1%)
AGFS Funding Co.
Term Loan
04-21-15	7.250	250,000		242,938

Oil Field Services (0.3%)
Dresser, Inc.
2nd Lien Term Loan
05-04-15	6.195	757,500		696,430
Dresser, Inc.
Tranche B Term Loan
05-04-14	2.695	173,586		158,724

Total				855,154

Other Industry (0.1%)
Alliance Laundry Systems LLC
Term Loan
TBD	TBD	89,904	(m,o)	87,095
ATI Acquisition Co.
Tranche B Term Loan
12-30-14	8.250	74,813		71,446
Rexnord LLC/RBS Global, Inc.
Tranche B2 Term Loan
07-19-13	2.625	158,737		149,560

Total				308,101

Other Utility (0.1%)
BRSP LLC
Term Loan
06-04-14	7.500	397,176		393,204

Packaging (0.5%)
Anchor Glass Container Corp.
1st Lien Term Loan
03-02-16	6.000	66,418		65,754
Berry Plastics Holding Corp.
Tranche C Term Loan
04-03-15	2.350	498,715		440,649
Bway Holding Co.
Tranche B Term Loan
06-16-17	5.500	137,143		136,858
Consolidated Container Co. LLC
2nd Lien Term Loan
09-28-14	5.875	350,000		295,750
Graham Packaging Co. LP
Tranche B Term Loan
10-07-11	2.688-2.813	32,632		32,189
Graham Packaging Co. LP
Tranche C Term Loan
04-05-14	6.750	308,345		308,925
Graphic Packaging International, Inc.
Term Loan
05-16-14	3.044-3.283	395,643		381,479

	Coupon	Principal
Borrower	Rate	Amount		Value(a)
ICL Industrial Containers ULC/ICL Contenants Industriels ULC
Tranche C Term Loan
06-16-17	5.500	12,857	(c)	12,830
Reynolds Group Holdings, Inc.
Term Loan
05-05-16	5.750	125,000		123,854
05-05-16	6.250	74,531		74,065

Total				1,872,353

Paper (0.4%)
Domtar Corp.
Tranche B Term Loan
03-07-14	1.723	2,754	(c)	2,739
Georgia-Pacific LLC
Tranche B Term Loan
12-23-12	2.533-2.538	219,680		211,991
Georgia-Pacific LLC
Tranche C Term Loan
12-23-14	3.783-3.787	140,876		138,454
Smurfit-Stone Container Enterprises, Inc.
Credit Linked Deposit
11-01-10	4.500	53,021		52,586
Smurfit-Stone Container Enterprises, Inc.
Term Loan
11-01-11	3.169	87,614		86,894
TBD	TBD	350,000	(m,o)	348,103
Smurfit-Stone Container Enterprises, Inc.
Tranche B Term Loan
11-01-11	2.500	60,340		59,844
11-01-11	2.944	263,494		261,331
Smurfit-Stone Container Enterprises, Inc.
Tranche C Term Loan
11-01-11	2.847	113,730		112,797
Smurfit-Stone Container Enterprises, Inc.
Tranche C1 Term Loan
11-01-11	2.500	34,386		34,103

Total				1,308,842

Pharmaceuticals (0.2%)
Catalent Pharma Solutions, Inc.
Term Loan
04-10-14	2.597	664,176		593,607
Warner Chilcott Co. LLC
Tranche A Term Loan
10-30-14	5.500	33,051	(c)	32,961
Warner Chilcott Co. LLC
Tranche B2 Term Loan
04-30-15	5.750	25,331	(c)	25,248
Warner Chilcott Corp.
Tranche B1 Term Loan
04-30-15	5.750	15,212	(c)	15,162

Total				666,978

Property & Casualty (—%)
HUB International Ltd.
Term Loan
06-13-14	6.750	50,000		47,688

	Coupon	Principal
Borrower	Rate	Amount		Value(a)
Refining (0.1%)
Big West Oil LLC
Term Loan
TBD	TBD	75,000	(m,o)	75,281
Western Refining, Inc.
Term Loan
05-30-14	10.750	175,556		159,844
Wynnewood Refining Co.
Term Loan
11-13-14	11.750	71,250	(s)	66,975

Total				302,100

REITS (—%)
Capital Automotive LP
Tranche B Term Loan
TBD	TBD	100,000	(m,o)	97,350
Royalty Pharma Finance Trust
Tranche B Term Loan
04-16-13	2.783	1,294		1,265

Total				98,615

Restaurants (0.1%)
Buffets, Inc.
1st Lien Letter of Credit
04-22-15	8.374	282,150		211,613
Denny’s, Inc.
Credit Linked Deposit
03-31-12	0.350	100,000		99,000
OSI Restaurant Partners LLC
Term Loan
TBD	TBD	99,729	(m,o)	85,304

Total				395,917

Retailers (1.0%)
Claire’s Stores, Inc.
Tranche B Term Loan
05-29-14	3.097	487,239		401,441
David’s Bridal, Inc.
Term Loan
01-31-14	2.533	489,238		450,098
Dollar General Corp.
Tranche B1 Term Loan
07-07-14	3.088-3.100	64,349		61,548
General Nutrition Centers, Inc.
Term Loan
09-16-13	2.550-2.790	193,835		181,721
Gregg Appliances, Inc.
Term Loan
07-25-13	2.350	71,900		69,024
JRD Holdings, Inc.
Term Loan
07-02-14	2.600	125,000		119,844
Michaels Stores, Inc.
Tranche B2 Term Loan
07-31-16	4.875-5.063	212,745		201,710

	Coupon	Principal
Borrower	Rate	Amount		Value(a)
PetCo Animal Supplies, Inc.
Term Loan
10-26-13	2.597-2.783	149,613		142,507
Pilot Travel Centers LLC
Tranche B Term Loan
TBD	TBD	100,000	(m,o)	99,917
Rent-A-Center, Inc.
Tranche B Term Loan
03-31-15	3.540	53,686		52,613
Rite Aid Corp.
Tranche 4 Term Loan
06-10-15	9.500	348,776		352,786
Sally Holdings LLC
Tranche B Term Loan
11-16-13	2.600	138,738		133,102
The Neiman Marcus Group, Inc.
Term Loan
04-06-13	2.351-2.538	200,000		186,850
The Pantry, Inc.
Term Loan
05-15-14	2.100	148,352		141,491
The Pep Boys-Manny, Moe & Jack
Term Loan
10-27-13	2.540	137,554		130,676
The Sports Authority, Inc.
Term Loan
05-03-13	2.597-2.783	440,453		400,812
Yankee Candle Co., Inc.
Term Loan
02-06-14	2.350	300,000		284,421

Total				3,410,561

Supermarkets (0.1%)
Supervalu, Inc.
Tranche A Term Loan
06-02-11	1.222	46,429		44,952
Supervalu, Inc.
Tranche B1 Term Loan
06-02-12	1.597	49,802		47,162
Supervalu, Inc.
Tranche B2 Term Loan
10-05-15	3.097	88,214		83,927

Total				176,041

Technology (0.7%)
Asurion Corp.
1st Lien Term Loan
07-03-14	3.350-3.421	99,500		93,867
Brocade Communications Systems, Inc.
Term Loan
10-07-13	7.000	284,332		284,806
Dealer Computer Services, Inc.
Term Loan
04-21-17	5.250	142,995		140,940
First Data Corp.
Tranche B1 Term Loan
09-24-14	3.097	250,000		210,287

	Coupon	Principal
Borrower	Rate	Amount		Value(a)
Flextronics International Ltd.
Tranche B Term Loan
10-01-12	2.596	50,000	(c)	47,407
Freescale Semiconductor, Inc.
Term Loan
12-01-16	4.596	232,743		204,407
Infor Enterprise Solutions Holdings, Inc.
1st Lien Delayed Draw Term Loan
07-28-15	6.100	85,437		79,171
Infor Enterprise Solutions Holdings, Inc.
1st Lien Term Loan
07-28-15	6.100	163,747		151,740
Intergraph Corp.
Tranche B1 Term Loan
05-29-14	6.000	72,000		71,910
Lender Processing Services, Inc.
Tranche B Term Loan
07-02-14	2.847	77,853		77,075
Metavante Corp.
Term Loan
11-03-14	3.594	32,401		32,104
Sabre, Inc.
Term Loan
09-30-14	2.338-2.347	547,268		485,645
Sensata Technology BV/Finance Co. LLC
Term Loan
04-27-13	2.078	100,000		93,150
Spansion LLC
Term Loan
02-09-15	7.500	50,000		49,375
The First American Corp.
Term Loan
04-12-16	4.750	75,000		74,625
Trans Union LLC
Term Loan
06-15-17	6.750	100,000		100,375
Verint Systems, Inc.
Term Loan
05-25-14	2.600	22,432		20,787

Total				2,217,671

Textile (0.1%)
Hanesbrands, Inc.
Term Loan
12-10-15	5.250	92,125		92,207
Levi Strauss & Co.
Term Loan
03-27-14	2.597	100,000		91,333
Phillips-Van Heusen Corp.
Tranche B Term Loan
05-06-16	4.750	100,000		99,903
The William Carter Co.
Term Loan
07-14-12	1.838-1.847	73,096		71,542

Total				354,985

Transportation Services (—%)
The Hertz Corp.
Letter of Credit
12-21-12	0.348-1.750	118,184		112,253

	Coupon	Principal
Borrower	Rate	Amount		Value(a)
The Hertz Corp.
Tranche B Term Loan
12-21-12	2.100	42,034		39,925

Total				152,178

Wireless (0.1%)
Crown Castle Operating Co.
Tranche B Term Loan
03-06-14	1.847	52,301		49,640
Hawaiian Telecom Communications, Inc.
Tranche C Term Loan
05-30-14	4.750	28,908		24,030
MetroPCS Wireless, Inc.
Tranche B Term Loan
11-03-13	2.625	325,628		310,942
Ntelos, Inc.
Tranche B Term Loan
08-07-15	5.750	124,375		123,882

Total				508,494

Wirelines (0.5%)
Alaska Communications Systems Holdings, Inc.
Term Loan
02-01-12	2.283	398,120		383,441
Fairpoint Communications, Inc.
Tranche B Term Loan
03-31-15	1.750	1,206,000	(l)	804,402
Integra Telecom Holdings, Inc.
Term Loan
04-15-15	9.250	200,000		199,250
Time Warner Telecom Holdings, Inc.
Tranche B Term Loan
01-07-13	2.100	221,264		212,137

Total				1,599,230

Total Senior Loans (Cost: $47,045,430)				$44,910,777

Common Stocks (0.1%)

Issuer	Shares		Value(a)
Auto Components (—%)
Delphi Corp.	1	(b)	$18,835

Chemicals (—%)
LyondellBasell Industries NV, Class A	1,986	(b,c)	32,123
LyondellBasell Industries NV, Class B	1,820	(b,c)	29,439

Total			61,562

Hotels, Restaurants & Leisure (—%)
Buffets Restaurants Holdings, Inc.	1,852	(b)	10,186

IT Services (—%)
Advanstar Communications, Inc.	315	(b)	3,819

Media (—%)
MediaNews Group, Inc.	2,495	(b)	41,168

Issuer	Shares	Value(a)
Metals & Mining (0.1%)
Aleris International, Inc.	3,583	129,883

Total Common Stocks (Cost: $439,596)		$265,453

Warrants (—%)

Issuer	Shares		Value(a)
Communications Equipment (—%)
Citadel Broadcasting Corp., Class B	1,068	(b,s)	$29,548

Diversified Financial Services (—%)
Cumulus Media, Inc., Class A	692	(b,s)	1,705

Total Warrants (Cost: $31,634)			$31,253

Money Market Fund (2.9%)

	Shares		Value(a)
RiverSource Short-Term Cash Fund, 0.276%	9,991,801	(t)	$9,991,801

Total Money Market Fund (Cost: $9,991,801)			$9,991,801

Investments of Cash Collateral Received for Securities on Loan (0.7%)

	Effective	Amount payable
Issuer	yield	at maturity	Value(a)
Repurchase Agreements(u)
Goldman Sachs & Co. dated 06-30-10, matures 07-01-10, repurchase price $2,372,492	0.030%	$2,372,490	$2,372,490

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $2,372,490)			$2,372,490

Total Investments in Securities (Cost: $324,043,426)(v)			$337,309,788

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Summary of Investments in Securities by Country
The following table represents the portfolio investments of the Fund by country as a percentage of net assets at June 30, 2010.

Country	Percentage of net assets
Argentina	0.7%
Australia	2.3%
Bermuda	0.4%
Brazil	1.9%
Canada	4.7%
Cayman Islands	0.5%
Chile	0.2%
Colombia	0.9%
Dominican Republic	0.3%
El Salvador	0.4%
Germany	0.7%
Indonesia	1.9%
Iraq	0.1%
Italy	0.1%
Kazakhstan	0.4%
Luxembourg	1.1%
Mexico	1.7%
Netherlands	1.3%
Norway	1.1%
Peru	0.5%
Philippine Islands	0.8%
Poland	0.3%
Qatar	0.2%
Russia	1.6%
Singapore	0.0%*
South Korea	0.2%
Supra-National	0.8%
Sweden	1.1%
Turkey	1.3%
Ukraine	0.2%
United Kingdom	1.7%
Uruguay	0.5%
Venezuela	1.3%

Total Foreign Securities	31.2%

United States	67.7%

*     Rounds to less than 0.1%.
Investments in Derivatives
Futures Contracts Outstanding at June 30, 2010

	Number of			Unrealized
	contracts	Notional	Expiration	appreciation
Contract description	long (short)	market value	date	(depreciation)

U.S. Long Bond, 20-year	46	$5,865,000	Sept. 2010	$151,947
U.S. Treasury Note, 2-year	(56)	(12,254,375)	Oct. 2010	(57,834)
U.S. Treasury Note, 10-year	(117)	(14,337,985)	Sept. 2010	(165,863)
U.S. Treasury Ultra Bond, 30-year	54	7,333,875	Sept. 2010	216,340

Total				$144,590

Forward Foreign Currency Contracts Open at June 30, 2010

			Unrealized	Unrealized
Exchange date	Currency to be delivered	Currency to be received	appreciation	depreciation

July 28, 2010	3,332,000	4,109,755	$34,907	$—
	(EUR)	(USD)

July 28, 2010	1,814,000	2,740,410	31,018	—
	(GBP)	(USD)

July 28, 2010	609,711,000	6,834,176	—	(66,798)
	(JPY)	(USD)

July 28, 2010	2,731,072	3,137,000	—	(100,474)
	(USD)	(AUD)

July 28, 2010	6,866,772	44,073,000	—	(103,538)
	(USD)	(NOK)

July 28, 2010	4,119,147	31,834,000	—	(36,488)
	(USD)	(SEK)

Total			$65,925	$(307,298)

Notes to Portfolio of Investments
AUD — Australian Dollar
BRL — Brazilian Real
CAD — Canadian Dollar
CMO — Collateralized Mortgage Obligation
COP — Colombian Peso
EUR — European Monetary Unit
GBP — British Pound Sterling
IDR — Indonesian Rupiah
JPY — Japanese Yen
MXN — Mexican Peso
NOK — Norwegian Krone
PLN — Polish Zloty
SEK — Swedish Krona
UYU — Uraguay Peso

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated March 31, 2010.

(b)	Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c)	Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At June 30, 2010, the value of foreign securities, excluding short-term securities, represented 31.29% of net assets.

(d)	Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund’s Board of Directors. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2010, the value of these securities amounted to $77,461,489 or 22.71% of net assets.

(e)	Inflation-indexed bonds are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(f)	Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g)	This is a variable rate security that entitles holders to receive only interest payments. Interest is paid annually. The interest payment is based on the Gross Domestic Product (GDP) level of the previous year for the respective country. To the extent that the previous year’s GDP exceeds the ‘base case GDP’ an interest payment is made equal to 0.012225 of the difference.

(h)	Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on June 30, 2010.

(i)	For zero coupons, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(j)	Pay-in-kind securities are securities in which the issuer makes interest or dividend payments in cash or in additional securities. The securities usually have the same terms as the original holdings.

(k)	The borrower filed for protection under Chapter 11 of the U.S. Federal Bankruptcy Code.

(l)	This position is in bankruptcy.

(m)	At June 30, 2010, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $2,503,656.

(n)	Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(o)	Represents a senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

(p)	At June 30, 2010, security was partially or fully on loan.

(q)	At June 30, 2010, investments in securities included securities valued at $375,417 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.

(r)	The following abbreviation is used in the portfolio security description to identify the insurer and/or guarantor of the issue:

FGIC — Financial Guaranty Insurance Company

(s)	Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at June 30, 2010 was $98,228, representing 0.03% of net assets. Information concerning such security holdings at June 30, 2010 was as follows:

	Acquisition
Security	dates	Cost

Citadel Broadcasting Corp., Class B Warrants	06-14-07 thru 01-06-10	$31,634
Cumulus Media, Inc., Class A Warrants	11-05-09	—
Wynnewood Refining Co. Term Loan	10-14-09	64,397

(t)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at June 30, 2010.

(u)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The market value of securities held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.
Goldman Sachs & Co. (0.030%)

Security description	Value (a)

Fannie Mae Pool	$423,403
Government National Mortgage Association	1,996,537

Total market value of collateral securities	$2,419,940

(v)	At June 30, 2010, the cost of securities for federal income tax purposes was approximately $324,043,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$19,513,000
Unrealized depreciation	(6,246,000)

Net unrealized appreciation	$13,267,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements — Valuation of securities in the most recent Semiannual Report dated March 31, 2010.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of June 30, 2010:

	Fair value at June 30, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets	inputs(b)	inputs	Total

Bonds
Foreign Government Obligations & Agencies	$—	$81,666,817	$1,032,813	$82,699,630
U.S. Government Obligations & Agencies	11,792,058	7,294,679	—	19,086,737
Asset-Backed Securities	—	422,502	—	422,502
Commercial Mortgage-Backed Securities	—	7,296,800	—	7,296,800
Residential Mortgage-Backed Securities	—	6,126,324	—	6,126,324
Corporate Debt Securities
Banking	—	4,498,116	667,257	5,165,373
Food and Beverage	—	5,488,608	192,180	5,680,788
Metals	—	5,680,123	3,093	5,683,216
All Other Industries	—	147,576,644	—	147,576,644

Total Bonds	11,792,058	266,050,613	1,895,343	279,738,014

Equity Securities
Common Stocks
Auto Components	—	18,835	—	18,835
Hotels, Restaurants & Leisure	—	10,186	—	10,186
IT Services	—	3,819	—	3,819
Media	—	41,168	—	41,168
Metals & Mining	—	129,883	—	129,883
All Other Industries	61,562	—	—	61,562
Warrants
Communications Equipment	—	29,548	—	29,548
Diversified Financial Services	—	1,705	—	1,705

Total Equity Securities	61,562	235,144	—	296,706

Other
Senior Loans
Chemicals	—	3,359,693	112,916	3,472,609
Refining	—	235,125	66,975	302,100
All Other Industries	—	41,136,068	—	41,136,068
Affiliated Money Market Fund(c)	9,991,801	—	—	9,991,801
Investments of Cash Collateral Received for Securities on Loan	—	2,372,490	—	2,372,490

Total Other	9,991,801	47,103,376	179,891	57,275,068

Investments in Securities	21,845,421	313,389,133	2,075,234	337,309,788
Other Financial Instruments(d)	144,590	(241,373)	—	(96,783)

Total	$21,990,011	$313,147,760	$2,075,234	$337,213,005

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at June 30, 2010.

(d)	Other Financial Instruments are derivative instruments, which are valued at the unrealized appreciation (depreciation) on the instrument. Derivative descriptions are located in the Investments in Derivatives section of the Portfolio of Investments.
The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

	Foreign Government
	Obligations	Corporate Debt	Senior
	& Agencies	Securities	Loans	Total

Balance as of Sept. 30, 2009	$1,077,337	$169,000	$249,266	$1,495,603
Accrued discounts/premiums	29,859	(1,007)	8,780	37,632
Realized gain (loss)	26,541	—	3,460	30,001
Change in unrealized appreciation (depreciation)*	7,199	11,776	36,489	55,464
Net purchases (sales)	(108,123)	682,761	(118,104)	456,534
Transfers in and/or out of Level 3	—	—	—	—

Balance as of June 30, 2010	$1,032,813	$862,530	$179,891	$2,075,234

*	Change in unrealized appreciation (depreciation) relating to securities held at June 30, 2010 was $23,061, which is comprised of Foreign Government Obligations & Agencies of $7,199, Corporate Debt Securities of $1,264, and Senior Loans of $14,598.

Item 2. Control and Procedures.
(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.
(b) There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	RiverSource Strategic Allocation Series, Inc.

By	/s/ J. Kevin Connaughton J. Kevin Connaughton
President and Principal Executive Officer

Date	August 26, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ J. Kevin Connaughton J. Kevin Connaughton President and Principal Executive Officer

Date	August 26, 2010

By	/s/ Jeffrey P. Fox

Jeffrey P. Fox
Treasurer and Principal Financial Officer

Date	August 26, 2010